As filed with the Securities and Exchange Commission on October 25, 2013
File No. 333-106971
File No. 811-21399

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	17	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	18	[	X	]

(Check appropriate box or boxes.)

THE AEGIS FUNDS
(Exact Name of Registrant)

6862 Elm Street, Suite 830, McLean, VA 22101
(Address of Principal Executive Office)

Registrant's Telephone Number (703) 528-7788

Mr. Scott L. Barbee
6862 Elm Street, Suite 830
McLean, VA 22101
(Name and Address of Agent for Service)

Copy to:
Paul M. Miller, Esq.
Seward & Kissel LLP
901 K Street, NW
Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[	X	]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion—Dated October 25, 2013

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Aegis Value Fund Class A (Ticker: [ ]) Class I (Ticker: AVALX)
Prospectus [___________], 2014

This Prospectus contains important information about the Fund that you should know before investing.  Please read it carefully and retain it for future reference.

The Aegis Value Fund seeks to achieve long-term capital appreciation through a strategy of value investing in a portfolio of common stocks.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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Fund Summary

The Fund’s Investment Goal

The Fund’s investment goal is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $[100,000] in the Fund. More information about these and other discounts is available from your financial intermediary and in Description of Classes – Class A Shares General on page [9] of this Prospectus and in Purchase, Redemption and Pricing of Shares – Reduction or Waiver of Deferred Sales Charge on page [  ] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees	Class I	Class A
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	3.75%
Maximum Deferred Sales Charge (Load)	None	1.00%(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%	1.20%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses(2)	[ ]%	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	[ ]%	[ ]%
(1)
The deferred sales charge applies to redemptions of shares that were purchased without imposition of the initial sales charges (i.e., purchases of $1 million or more) occurring within 2 years of purchase.

(2)
“Other Expenses” for the Fund have been restated to reflect the estimated expenses of the Fund for its current fiscal year.  The Fund is the successor to the Aegis Value Fund (the “Predecessor Fund”), which was reorganized into the Fund on [    ], 2014.

(3)
Aegis Financial Corporation (the “Advisor”) has entered into a contractual expense limitation agreement with the Fund pursuant to which the Advisor has agreed to limit fees and/or reimburse the Fund’s expenses until April 30, 2015 in order to limit the “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (not including Acquired Fund Fees and Expenses) of the Fund to 1.50% of the Class I shares’ average daily net assets and 1.75% of the Class A shares’ average daily net assets.  Brokerage fees, interest expenses, taxes and dividend and extraordinary expenses are excluded from the operating expenses subject to the expense limitation agreement.  Only the Board of Trustees may terminate the expense limitation agreement during its current term.  The Fund has agreed to repay the Advisor for amounts assumed by the Advisor pursuant to the expense limitation agreement, provided that such repayment does not cause the “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” to exceed 1.50% (for Class I) or 1.75% (for Class A) and the repayment is made within three years after the year in which the Advisor incurred the expense.  The agreement may be extended by the parties for additional one-year terms.

Example This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the fee waiver remains in effect through its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$[ ]	$[ ]	$[ ]	$[ ]
Class A*	$[ ]	$[ ]	$[ ]	$[ ]

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You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$[ ]	$[ ]	$[ ]	$[ ]
Class A	$[ ]	$[ ]	$[ ]	$[ ]

*  If you purchase Class A shares without imposition of the initial sales charge and redeem your Class A shares within two years after purchase, then a 1.00% deferred sales charge would increase the expenses.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund invests primarily in common stocks that Aegis Financial Corporation, the Fund’s investment advisor (the “Advisor”), believes are significantly undervalued relative to the market based on fundamental accounting measures including book value (assets less liabilities), revenues, or cash flow.  This strategy is commonly known as a “deep value” investment strategy.  The Fund may invest in securities issued by companies of any market capitalization, including small- and mid-capitalization companies.  The Fund considers a small-capitalization company to be a company with a market capitalization (the value of all outstanding stock) of less than $1 billion at the time of investment.  The Fund has no percentage allocation for investments in small- or mid-capitalization companies, and the Fund may invest up to 100% of its portfolio in the securities of these companies.  The Fund may also invest in the securities of foreign companies and in real estate investment trusts (“REITs”).  The Advisor may hold a significant portion of the Fund’s portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.

The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Principal Risks of Investing in the Fund

Because the securities held by the Fund will fluctuate in price, the value of your investment in the Fund will go up and down.  This means that you could lose money over short or extended periods of time.  Before investing in this Fund, you should carefully consider all risks of investing in:  stocks in general, “deep value” stocks, stocks of smaller companies, and stocks of foreign companies.  A summary of these risks is provided below.  Also, for additional information, please refer to the section of the Prospectus titled “Additional Information About the Investment Strategies and Risks of the Fund.”

•
Risks of Investing in Common Stocks.  Common stock prices can fluctuate over a wide range in the shorter term or over extended periods of time.  These price fluctuations may result from factors affecting individual companies, industries, or the securities market as a whole.  Rights of common stock holders are subordinate to those of preferred stock holders and debt holders.

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•
Risks of Value-Oriented Investment Strategies.  Value-oriented investment strategies bring specific risks to a common stock portfolio.  Investing in value stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values either because the market fails to recognize what the Advisor considers to be the stocks’ true value or because the Advisor misjudged these values.  Value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Due to its value orientation, the Fund may have a higher than average exposure to cyclical stocks.  Cyclical stocks may tend to increase in value with more amplitude during economic upturns than non-cyclical stocks, but also lose value with more amplitude during economic downturns.

•
Risks of Investing in Small- and Mid-Capitalization Companies. The Fund’s purchases of securities of small- and mid-capitalization companies bring specific risks.  Historically, these company securities have been more volatile in price than larger company securities, especially in the shorter term.  Such companies may not be well-known to the investing public and may not have significant institutional ownership or analyst coverage.  These and other factors may contribute to higher volatility in prices.

•
Risks of Investing in Foreign Securities. Stock market movements in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country.  These movements will affect the Fund’s share price and investment performance.  Additionally, the political, economic, and social structures of some countries may be less stable and more volatile than those in the United States.

•
Risks of Investing in Large-Capitalization Companies. Large-capitalization companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful smaller companies during periods of economic expansion.

•	Risks of Investing in a Managed Fund. The investment decisions of the Advisor may cause the Fund to underperform other investments or benchmark indices.

•
Risks Relating to Investments in REITs. A REIT’s share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

Fund Performance

The Fund is a newly created series of Aegis Funds that was organized to acquire the assets and liabilities of Aegis Value Fund, Inc. (the “Predecessor Fund”) in exchange for shares of the Fund.  Accordingly, the Fund is the successor to the Predecessor Fund, and the following performance information shown for periods prior to [    ], 2014, is that of the Predecessor Fund.  The Fund has investment objectives and strategies that are substantially similar to the Predecessor Fund, which was also advised by the Advisor.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and how the Predecessor Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.  The following information shows the performance of the Class I shares only, since Class I has the longest period of annual returns.  Class A shares had not commenced operations prior to the date of this prospectus, and performance information will not be available until Class A shares have been in operation for a calendar year.  The performance of the Class A shares will differ from the performance shown because the Class A shares have different expenses than the Class I shares. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained on the Fund’s website at www.aegisfunds.com or by calling 800-528-3780.

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Annual Total Returns as of December 31 – Predecessor Fund

During the period shown on the bar chart, the Predecessor Fund’s best and worst quarters are as follows:

Highest Quarterly Return	48.49%	(2nd Quarter 2009)
Lowest Quarterly Return	-47.87%	(4th Quarter 2008)

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. [In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.] Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). All Fund performance data assumes reinvestment of dividends and capital gain distributions. The past performance of the Predecessor Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns as of December 31, 2013
	1 Year	5 Years	10 Years
Predecessor Fund:
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%
Russell 2000 Value Index
(index reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%

Management

Investment Advisor

Aegis Financial Corporation is the investment advisor to the Fund.

Portfolio Manager

Scott L. Barbee, Managing Director of Aegis Financial Corporation, is the portfolio manager of the Fund and has served in that capacity since its inception.

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Purchase and Sale of Fund Shares

The minimum initial investment for Class I shares is $[1,000,000].  The minimum initial investment for Class A shares is $[2,000] ($[1,000] for IRA accounts and accounts in connection with the Automatic Investment Plan).

The minimum subsequent purchase amount for Class A and Class I shares is $[250] unless the purchase is made in connection with the Automatic Investment Plan, in which case you can make monthly or quarterly investments of $[100] or more.

You may purchase, exchange or redeem shares of the Fund on any day that the New York Stock Exchange is open for trading, subject to certain restrictions.  Purchases and redemptions may be made by mailing an application or redemption request to Aegis Value Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, by wire, or by calling 800-528-3780.  Subsequent purchases and redemptions may be made by visiting the Fund’s website at www.aegisfunds.com.  Investors who wish to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem shares of the Fund may be placed.

Dividends, Capital Gains, and Taxes

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA account.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE INVESTMENT STRATEGIES AND RISKS OF THE FUND

Unless otherwise stated, all investment strategies (including investment goals) and limitations of the Fund are non-fundamental and may be changed by the Board of Trustees without shareholder approval.  The fundamental investment policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”).  The fundamental policies cannot be changed without shareholder approval.  For more information, please refer to the SAI.

The Fund may invest in the securities of foreign companies, in real estate investment trusts (“REITs”) and in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a prescribed amount of equity securities (generally common stock) of the same or a different issuer within a particular period of time at a specified price or formula.  The Fund may also invest in investment grade, non-investment grade and unrated debt securities.  The Fund may lend portfolio securities to brokers, dealers and financial institutions to the extent permitted under the Investment Company Act of 1940, as amended (“1940 Act”), and the rules, regulations and interpretations thereunder.

Cash Reserves   The Advisor may hold a significant portion of the Fund’s portfolio in cash or cash equivalent securities. If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available. As a result, you may not achieve your investment objectives during such periods. Holding larger than usual cash reserves can penalize short-term performance in rising markets, but during market declines cash reserves may allow the Fund to purchase securities at discounted prices.

Who Might Want to Invest? The Fund may be an appropriate investment for investors seeking diversified participation in “deep value” investments.  Investors in the Fund should be seeking long-term capital appreciation.  The Fund can be used in both regular accounts and in retirement accounts.  Investors should be comfortable with the higher company-specific risks associated with “deep value” investments.  In addition, the Fund’s investment in the securities of small- and mid-capitalization companies may result in higher price volatility versus mutual funds that restrict investment to the securities of larger companies.  Therefore, the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Temporary Defensive Investments.  The Fund may, from time to time, take a temporary defensive position by holding cash or by investing in money market funds, repurchase agreements on government securities and other cash equivalents when the securities markets are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist. During these circumstances, the Fund may be unable to pursue its investment objectives.  The Fund’s defensive investment position may not be effective in protecting its value.

Risk Factors

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program.  The following provides additional information regarding the principal risks that could affect the value of your investment:

Risks of Investing in Common Stocks.  Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably.  Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries.  Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Rights of common stock holders are subordinate to those of preferred stock holders and debt holders.

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Risks of Value-Oriented Investment Strategies.  Investing in value stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values either because the market fails to recognize what the Advisor considers to be the stocks’ true value or because the Advisor misjudged these values.

The Fund may invest in companies that are reporting poor earnings.  These companies may have difficulty retaining existing customers and suppliers, or have difficulty attracting new customers.  In addition, these companies may have difficulty generating sufficient cash flow and obtaining required financing to maintain or expand their business operations.  In some cases, these companies may face bankruptcy proceedings.

The stock market may also have investment cycles when value-oriented mutual funds significantly underperform funds with other investment strategies (such as “growth”-oriented mutual funds).

Risks of Investing in Small- and Mid-Capitalization Companies.  Small- and mid-capitalization companies sometimes have limitations in the diversification of product lines, management depth, financial resources and market share.  Therefore, these companies can be more vulnerable to adverse business or economic developments, and as a result their securities may involve considerably more risk than securities of larger and more seasoned companies.

The purchase and sale of small- and mid-capitalization company securities may have a greater impact on market prices than would be the case with larger capitalization stocks.  In addition, these securities may have lower trading volumes and wider market spreads between bid and ask prices than the shares of larger companies.  Therefore, the cost of trading large amounts of these securities may be relatively higher than the cost of trading large amounts of large company securities.

Risks of Investing in Large-Capitalization Companies.  Large-capitalization companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful smaller companies during periods of economic expansion.

Risks of a Managed Fund.  Performance of individual securities can vary widely.  The investment decisions of the Advisor may cause the Fund to underperform benchmark indexes.  The Fund may also underperform other mutual funds with similar investment strategies.  The Advisor may be incorrect in an assessment of a particular industry or company, or the Advisor may not buy chosen securities at the lowest possible prices or sell securities at the highest possible prices.

Risks of Investing in Foreign Securities. The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks.  In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.  Foreign markets may also have less protection for investors than the U.S. markets.  Foreign issuers may be subject to less government supervision.  It may also be difficult to enforce legal and shareholder rights in foreign countries.  There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

Risks of Political and International Crises. From time to time, major political, international or military crises may occur which could have a significant effect on economic conditions and the financial markets.  In recent times, such events have caused the closure of the American stock markets for several days, triggered periods of very high financial market volatility, and have altered the future political, military, and economic outlook on a global scale.  Such crises and events, depending on their timing, location and scale, could severely impact the operations of the Fund.  These events could also harm the value of the portfolio securities in the Fund and possibly harm the ability of the manager to operate the Fund, thereby increasing the potential of losses in the Fund.

Risks of Investing in Real Estate Investment Trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  REITs may have limited financial resources, their securities may trade less frequently and in a limited volume, and their securities may be subject to more abrupt or erratic price movements than larger company securities.  Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. In addition, mortgage-related securities are subject to prepayment risk-the risk that borrowers may pay off their mortgages sooner than expected, particularly when interest rates decline. This can reduce the Fund's returns because the Fund may have to reinvest that money at lower prevailing interest rates. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

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Risks of Lending Portfolio Securities. The Fund may lend portfolio securities to brokers, dealers and financial institutions to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act.  Such loans are callable at any time and are continuously secured by collateral consisting of cash or liquid assets at least equal to the value of the security loaned.  The collateral received by the Fund may be invested in U.S. government securities, fixed-income securities that meet the definition of “first-tier” security under Rule 2a-7, repurchase agreements, certain floating rate securities and shares of money market funds.  Any such investment of cash collateral will be subject to the Fund’s investment risks.  When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned.

Securities lending allows the Fund to retain ownership of the securities loaned and at the same time earn additional income.  The principal risk in lending portfolio securities, as with other extensions of credit, consists of the possible delays in the recovery of collateral or even a loss of rights in the collateral should the borrower fail to return the securities loaned or become insolvent.  In addition, the Fund may be exposed to the risk that the sale of any collateral realized upon the borrower’s default will not yield proceeds sufficient to replace the loaned securities.  Loans will be made only to parties that participate in a lending program monitored by the Fund’s lending agent and who are deemed by it to be of good standing.  Furthermore, such loans will be made only if, in the judgment of the Fund’s management and Board, the consideration to be earned from such loans would justify the risk.

Risks of Investing in Lower-Rated Debt Securities.  Investment in lower-rated and unrated debt securities can involve substantial risk of loss.  These securities, which are rated below investment grade (also known as “junk bonds”), are considered to be speculative with respect to the issuer’s ability to pay interest and principal and they are susceptible to default or decline in market value due to adverse economic and business developments.  The market values for lower-rated securities tend to be volatile and these securities are generally much less liquid than investment-grade debt securities.  When a bond issuer encounters financial distress, it may default on bond payments or file a bankruptcy petition.  Defaulted or bankrupt bonds are typically replaced with new securities, either shares of stock or a new bond issue, as part of a financial restructuring or bankruptcy reorganization.  The risks in these securities include:  loss of income, uncertain timing of implementing a new financing plan, legal uncertainties, variations in state bankruptcy laws, difficulty of valuing the assets of a distressed company, possible management changes, and risks in the amount of and value of new securities to be received.  Some companies do not recover from severe financial distress and are liquidated; these situations may result in a total loss of the Fund’s investment in the security.

Risks of Investing in Convertible Securities.  Convertible securities have general characteristics similar to both fixed-income and equity securities.  Yields for convertible securities tend to be lower than for non-convertible debt securities but higher than for common stocks.  Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline.  In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying security and therefore also will react to variations in the general market for equity securities and the operations of the issuer.  While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.  Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer.  However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

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Disclosure of Portfolio Holdings.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI, which is available without charge on the Fund’s website at www.aegisfunds.com and by calling the Fund at (800) 528-3780.

MANAGEMENT OF THE FUND

Organization.  The Fund operates as a separate investment series of The Aegis Funds (the “Trust”), which is organized as a Delaware statutory trust and is registered with the U.S. Securities and Exchange Commission as an open-end investment company under the 1940 Act.

Investment Advisor. Aegis Financial Corporation, 6862 Elm Street, Suite 830, McLean, Virginia 22101, is the Fund’s investment advisor.  The Advisor, which has operated as a registered investment advisor since 1994, manages private account portfolios, and has served as the Predecessor Fund’s investment advisor since inception on May 15, 1998.  The Advisor provides investment advisory services and order placement facilities for the Fund.

At its own expense, the Advisor compensates certain financial institutions, including the Fund’s distributor, for providing distribution and distribution-related services and/or for performing certain administrative/shareholder servicing functions for the benefit of Fund shareholders.  These payments may create an incentive for such financial institutions to recommend the purchase of Fund shares.

Advisor Compensation. The Fund pays the Advisor a fee to manage the Fund’s portfolio.  The Advisor receives an annual advisory fee from the Fund at an annual rate of 1.20% of the Fund’s average annual daily net assets.  For the fiscal year ended August 31, 2013, the Advisor received an advisory fee at an annual rate of 1.20% of the Predecessor Fund’s average annual daily net assets.

A discussion summarizing the basis on which the Board approved the initial Investment Advisory Agreement between the Fund and the Advisor will be included in the Fund’s report to shareholders for the period ending [    ].

Portfolio Manager. Scott L. Barbee serves as the portfolio manager of the Fund. He is a Chartered Financial Analyst and a Managing Director of the Advisor, which he joined in 1997.  Mr. Barbee has over fifteen years of experience in the securities industry and has been portfolio manager of the Predecessor Fund since 1998.  He was a founding director and officer of the Fund.  Mr. Barbee graduated from Rice University in 1993 and received an MBA degree from the Wharton School at the University of Pennsylvania in 1997.

The SAI provides additional information about the portfolio manager’s compensation arrangements, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of shares of the Fund.

Fund Distributor.  Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, WI 53202, serves as the distributor of the Fund’s shares.  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, Inc.  The offering of the Fund’s shares is continuous.  The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem the Fund’s shares.

Fund Transfer Agent and Administrator.  U.S. Bancorp Fund Services, LLC serves as the Fund’s administrator, fund accountant, transfer agent and dividend disbursing agent (the “Transfer Agent”). The Transfer Agent and the Distributor are affiliates.

DESCRIPTION OF CLASSES

Each share class represents an ownership interest in the same investment portfolio as the other class of shares of the Fund.  When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares.  Your financial consultant or other financial intermediary can help you determine which share class is best suited to your personal financial goals.  If you qualify to purchase Class I shares, you should purchase them rather than Class A shares, since Class A shares have higher expenses than Class I shares.  Each class of shares of the Fund invests in the same portfolio of securities; however, the returns for each class of shares would differ because each class is subject to different expenses.

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Investors eligible to purchase Class I shares of the Fund may do so at the Fund’s net asset value (“NAV”) without a sales charge or other fee.

If you purchase Class A shares, you generally pay the Distributor a sales charge at the time of purchase. You may be eligible for a sales charge reduction or waiver.  The Fund has adopted a plan under Rule 12b-1 of the 1940 Act, which allows the Fund to pay distribution and service fees for the sale, distribution and shareholder servicing of its Class A shares.  If you buy Class A shares, you also pay out of Fund assets a distribution and service fee of 0.25%. Because distribution and service fees are paid out of Fund assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.  If you purchase Class A shares at the $1 million breakpoint, you will not be subject to an initial sales charge, but you will, subject to certain exceptions, be subject to a deferred sales charge of 1.00% if redeemed within two years of purchase.  Please see the section entitled “Description of Classes – Class A Shares – General – For Investment of Over $1 Million” for more information.

Certain financial intermediaries that make the Fund’s shares available to their customers may charge fees in addition to those described in this Prospectus for providing certain services, including: marketing, distribution or other services intended to assist in the offer and sale of Fund shares; shareholder servicing activities; and/or sub-transfer agency services provided to individual shareholders or beneficial owners where a financial intermediary maintains omnibus accounts with the Transfer Agent.  The Advisor, the Distributor or their affiliates may pay all or a portion of those fees out of their own resources.  The compensation is discretionary and may be available only to selected selling and servicing agents.  The amount of fees paid to a financial intermediary in any given year will vary and may be based on one or more factors, including a fixed amount, a fixed percentage rate, a financial intermediary’s sales of Fund shares, assets in Fund shares held by the intermediary’s customers, or other factors.  In addition, consistent with applicable regulations, the Advisor, the Distributor or their affiliates may from time to time pay for or make contributions to financial intermediaries or their employees in connection with various activities including: training and education seminars for financial intermediary employees, clients and potential clients; due diligence meetings regarding the Fund; recreational activities; gifts; and/or other non-cash items.

Class I Shares

If you owned shares of the Predecessor Fund as of [     ], 2014 then in the reorganization you received Class I shares of the Fund (“Class I Grandfathered Shares”). Class I Grandfathered Shares are subject to the policies and procedures of Class I shares, except that Class I Grandfathered Shares are not subject to the $1,000,000 account minimum balance.

Class I shares are offered primarily for direct investments by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Class I shares may also be offered through certain financial intermediaries that charge their customers transaction or other service fees with respect to their customers’ investments in the Fund.

•	The minimum initial investment for Class I shares is $1 million. The Advisor may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.

Before making an initial investment in Class I shares, you should call the Fund at 800-528-3780 to determine if you are eligible to invest in Class I shares. The Fund will provide you with an application form and give you further instructions on how to invest.  The Transfer Agent must have received your completed application before you may make an initial investment.

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Class A Shares

If you purchase Class A shares of the Fund you will pay the public offering price (“POP”) which is the NAV per share next determined after your order is received in good order plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge does not apply to shares purchased with reinvested dividends. The sales charge is calculated as follows (with the dealer reallowance shown in the far right column):

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment*	Dealer Compensation as a % of Offering Price
Less than $100,000	3.75%	3.90%	3.75%
$100,000 but less than $250,000	3.25%	3.36%	3.25%
$250,000 but less than $500,000	2.25%	2.30%	2.25%
$500,000 but less than $1 million	1.75%	1.78%	1.75%
$1 million and above	0.00%**	0.00%	0.00%***
*	Rounded to the nearest one-hundredth percent.
**
As shown, investors that purchase Class A shares at the $1 million breakpoint will not pay any initial sales charge on the purchase.  However, any Class A shares purchased at the $1 million breakpoint will, subject to certain exceptions, be subject to a deferred sales charge of 1.00% when redeemed within 2 years of purchase.

***	The Advisor pays through the Distributor 1.00% of the Offering Price as compensation to dealers.

Class A Shares - General

No initial sales charge applies to shares that you buy through reinvestment of dividends.

If you invest $1,000,000 or more in Class A shares, you do not pay an initial sales charge. If you redeem those Class A shares within two years after purchase, a deferred sales charge of 1.00% will be charged and paid to the Distributor, subject to certain exceptions (please see the section entitled “Description of Classes – Reduction or Waiver of Deferred Sales Charge Applicable to Class A Shares” for more information).  Any applicable conditional deferred sales charge will be based on the original cost of the shares. Because the Advisor finances the up-front commission paid to dealers who are responsible for purchases of Class A shares of $1,000,000 or more, the Distributor reimburses the Advisor the 1.00% deferred sales charge paid by shareholders redeeming within two years after purchase.  Shares acquired through reinvestment of distributions are not subject to the deferred sales charge.  Shares not subject to a deferred sales charge will be sold first.

A reduced or waived sales charge on a purchase of Class A shares may apply for:

•	Purchases under a Right of Accumulation or Letter of Intent (as described below);

•	Registered representatives (and their immediate family members as described below under “Right of Accumulation”) of brokers-dealers who act as selling agents.

Investors may need to provide their financial intermediary with the information necessary to take full advantage of reduced or waived Class A sales charges.

Right of Accumulation

You may combine your current purchase of Class A shares with other existing Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other Class A shares you own at the financial intermediary at which you are making the current purchase.  If the current purchase is made directly through the Transfer Agent, then only those shares held directly at the Transfer Agent may apply toward the right of accumulation. Shares held in the name of a nominee or custodian under pension, profit-sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation. The following are relationships that, if held individually or in any combination within the group, can be aggregated: the individual; his/her spouse; his/her children under 21; any account that has the same social security number as the individual, his/her spouse and/or his/her children under 21. In order to receive a reduced sales charge, you must, at the time of purchase, provide sufficient information to permit verification that the purchase qualifies for the discount. All eligible shareholder names, account numbers and tax identification numbers, along with an indication of the relationship to the investor, must be included at the time of the initial purchase. The Right of Accumulation may be amended or terminated at any time.

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Letter of Intent

[A Letter of Intent permits you to pay the Class A sales charge that would be applicable if you agree to buy at least $100,000 in the Aegis Funds] within a 13-month period, starting with the first purchase pursuant to the Letter of Intent.  The Letter of Intent is not a binding obligation to purchase any amount of Class A shares, but its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if you notify the Transfer Agent in writing of this intent within the 90-day period.  The value of Class A shares of the Fund presently held, based on the maximum offer price, on the date of the first purchase under the Letter of Intent may be included as a credit toward the completion of the Letter, but the reduced sales charge applicable to the amount covered by the Letter will apply only to new purchases. At the end of the 13-month period, if the total dollar amount of shares purchased does not equal the amount stated in the Letter of Intent, you will be notified and must pay the difference between the sales charge on the Class A shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter.  Class A shares equal to 3.75% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose.  If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to that further reduced percentage sales charge, but there will be no retroactive reduction of the sales charges on any previous purchase. Purchasers who may qualify for this further reduced sales charge must provide the Transfer Agent with sufficient information to permit confirmation of qualification.  In order to execute a Letter of Intent, please contact the Transfer Agent at 800-528-3780.

For Investment of over $1 Million

There is no initial sales charge on Class A shares purchases of $1 million or more.  However, your investment professional or financial intermediary may receive a commission of 1.00% on your purchase.  If you  redeem those Class A shares within two years after purchase, a deferred sales charge of 1.00% will, subject to certain exceptions, be charged and paid to the Distributor (please see the section entitled “Description of Classes – Reduction or Waiver of Deferred Sales Charge Applicable to Class A Shares” for more information).  Any applicable CDSC will be based on the original cost of the shares.  Because the Advisor finances the up-front commission paid to dealers who are responsible for purchases of Class A shares of $1,000,000 or more, the Distributor reimburses the Advisor the 1.00% deferred sales charge paid by shareholders redeeming within two years after purchase.

Class A shares may also be purchased without a sales charge by 401(k), 403(b) and 457 plans, and Profit Sharing and Pension plans, which invest $1 million or more.  Your representative must notify the Fund if your retirement/deferred compensation plan is eligible for the sales load waiver.  Securities firms, financial institutions and other industry professionals that enter into sales agreements with the Fund’s Distributor to perform share distribution services may receive a commission on such sales of the Fund of 1.00%.  If such a commission is paid, the plan will be assessed a deferred sales charge of 1.00% if it sells the shares within 2 years.

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Waiving Your Sales Charge

The Fund reserves the right to waive the sales charges for certain groups of shareholders.  If you qualify for any of the following categories, you can buy Class A shares at NAV without a sales charge:

•
Current and retired employees, directors/trustees and officers of: (1) The Aegis Funds; (2) Aegis Financial Corporation and its affiliates; and (3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above;

•
Current employees of: (1) broker-dealers who act as selling agents; and (2) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above;

•
Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s Distributor that allows for load-waived Class A purchases; and

•	Qualified broker-dealers who have entered into an agreement with the Fund’s Distributor that allows for load-waived Class A purchases.

The Fund also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

More information regarding the Fund’s sales charges, breakpoints and waivers is available free of charge on the Fund’s website: www.aegisfunds.com.  Click on “Breakpoints and Sales Loads.”

Reduction or Waiver of Deferred Sales Charge Applicable to Class A Shares

The deferred sales charge relating to Class A shares may be reduced or waived in certain circumstances, such as:

•
Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which Fund shares are held;

•	Withdrawals through a Systematic Withdrawal Plan; or

•	Redemptions of shares for which the selling dealer has not received compensation through the Distributor from the Advisor.

Reinstatement Privilege

If you redeem Class A shares and within 60 days buy new Class A shares in the Fund you will not pay a sales charge on the repurchased amount.  The amount eligible for this reinstatement privilege may not exceed the amount of your redemption proceeds, and the reinstated shares must go back into the same account from which they were redeemed.  To exercise the privilege, contact your financial consultant, selected securities dealer, other financial intermediary or the Transfer Agent at 800-528-3780.

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About Your Account

How to Purchase Shares

Shares of the Fund may be purchased directly from the Fund, or through an existing brokerage or other similar account held by the investor if the broker or intermediary has an arrangement with the Fund.  The Fund reserves the right to reject any specific purchase order and to close the Fund to new or existing investors at any time.  You may only purchase shares if the Fund is eligible for sale in your state or jurisdiction.

The minimum initial investment for Class I shares is $1,000,000.  The minimum initial investment for Class A shares is $2,000 ($1,000 for IRA accounts and accounts in connection with the Automatic Investment Plan).

The minimum subsequent purchase amount for Class A and Class I shares is $250 unless the purchase is made in connection with the Automatic Investment Plan, in which case you can make monthly or quarterly investments of $100 or more.

The Fund reserves the right to change the minimum amounts for initial and/or subsequent investments and may set different investment minimums for financial intermediaries buying shares and waive the minimum investment requirements for employer-sponsored retirement plan accounts.

The price paid for Fund shares is the net asset value per share (“NAV”) (plus applicable sales charge for Class A shares) next determined following the receipt of the purchase order in good order by the Transfer Agent or those financial intermediaries with arrangements with the Fund to offer Fund shares (“authorized intermediaries”).  This is the offering price.  “Good order” is defined as including all required account information and payment, or instructions for payment by wire or from a broker.

A purchase in “good order” must include the following:

(1)	The name of the Fund and the shareholder account number, if issued.
(2)	The amount of the transaction (specified in dollars or shares).
(3)	Signatures of all owners, exactly as they are registered on the account.
(4)	Other supporting legal documentation that may be required, in the case of trusts, corporations, associations, partnerships, estates, retirement plans and certain other accounts.

Purchase orders received by the Transfer Agent or authorized intermediaries prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) that day will be processed at that day’s closing NAV (plus applicable sales charges for Class A shares).  Purchase orders received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will be processed at the next business day’s closing NAV (plus applicable sales charge for Class A shares).  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.

All shares (including reinvested dividends and distributions) are issued in full and fractional shares rounded to the third decimal place.  All shares purchased will be held in book entry form by the investor’s brokerage firm or by the Fund, as the case may be.  Any transaction in an account, including reinvestment of dividends and distributions, will be confirmed in writing to the shareholder.

Calculation of Net Asset Value The Fund’s NAV is calculated at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each day the Exchange is open for business.  The NAV is determined by dividing the total closing market value of the Fund assets (i.e., portfolio investments, cash, other assets and accrued income), less Fund liabilities (i.e., accrued expenses and other liabilities), by the number of outstanding shares of the Fund.  Due to the fact that different expenses are charged to the Class I and Class A shares of the Fund, the NAV of the two classes of the Fund will vary.

In determining the NAV, securities held by the Fund are valued based on market quotations, or if market quotations are not readily available or are unreliable, at their fair value as determined by the Advisor in good faith under procedures established and supervised by the Board of Trustees.  Certain short-term debt instruments used to manage the Fund’s cash are valued on the basis of amortized cost.

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Fair Value Pricing.  The Fund from time to time invests in securities that are not actively traded.  Securities for which market quotations are not readily available or are not reliable are carried at their fair value as determined in good faith by the Advisor, under the supervision of the Board of Trustees.

Fair value pricing may be used under circumstances that include, but are not limited to, the early closing of the exchange on which a security is traded or suspension of trading in the security.  In addition, the Fund may use fair value pricing for securities traded in non-U.S. markets because, among other factors, foreign markets may be open on days or times when U.S. markets are closed and many foreign markets close before the Fund values its securities, normally at 4:00 p.m. Eastern time. The use of fair value pricing in these circumstances seeks to protect long-term Fund investors from certain short-term investors who may seek to take advantage of the Fund by exploiting discrepancies between a security’s market quotations that may no longer be accurate, and the current fair value of that security.

When the Fund holds securities traded in foreign markets that close prior to U.S. markets, significant events, including company-specific developments or broad market moves, may affect the value of foreign securities held by the Fund.  Consequently, the Fund’s NAV may be affected during a period when shareholders are unable to purchase or redeem their shares in the Fund.

Purchasing Shares Through a Broker or Other Financial Intermediary. Some brokers and other financial intermediaries have arrangements with the Fund to offer Fund shares.  These authorized intermediaries may charge transaction fees for purchases and sales of the Fund.  Contact your authorized intermediary for additional information regarding availability of the Fund shares and any transaction fees it may charge for purchases of Fund shares.  Your purchase order will be processed at the NAV next determined after receipt of your order (plus applicable sales charge for Class A shares) in good order by the authorized intermediary.  Purchase orders received by an authorized intermediary prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) that day will be processed at that day’s closing NAV.  See the definition of “good order” under the section “How to Purchase Shares” presented above.

Direct Investment—Opening an Account and Purchasing Shares

To purchase shares directly from the Fund, a New Account Application must be completed and signed.  If you have any questions about the Fund or need assistance with your New Account Application, please call the Fund at 800-528-3780.  Certain types of investors, such as trusts, corporations, associations, partnerships or estates, may be required to furnish additional documents when they open an account.  These documents may include corporate resolutions, trusts, wills, and partnership documents, trading authorizations, powers of attorney, or other documents.

Unless specified differently, accounts with two or more owners will be registered as joint tenants with rights of survivorship.  To make any ownership change to a joint account, all owners must agree in writing, regardless of the law in your state.

Note: There are specific IRA Applications required for new IRA accounts, Roth IRA accounts, and transfers of IRA accounts from other custodians.  Please visit the Fund’s website at www.aegisfunds.com or call the Fund at 800-528-3780 to obtain the correct IRA Application.

IMPORTANT INFORMATION ABOUT
PROCEDURES FOR OPENING A NEW ACCOUNT

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your New Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 800-528-3780 if you need additional assistance when completing your New Account Application.

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If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Initial Purchase - By Mail

To open an account at the Fund and purchase shares by mail, you must complete and return the appropriate Account Application with a check made payable to Aegis Value Fund.  Account Application(s) and checks should be mailed to:

Regular Mail:	Overnight Mail:
Aegis Value Fund	Aegis Value Fund
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

Initial Purchase - By Telephone

You may not make an initial purchase of Fund shares by telephone.  Prior to conducting telephone transactions, you must provide the Fund with a completed Account Application, a voided check, and other information.  The Fund and its agents will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions.  If reasonable procedures are followed, the Fund and its agents will not be liable for any loss, cost or expense for acting upon telephone instructions believed to be genuine or for any unauthorized telephone transactions.

Initial Purchase - By Wire

To open an account by wire, a completed account application is required before your wire can be accepted.  You may mail or overnight deliver your New Account Application to the Transfer Agent.  Upon receipt of your completed application, an account will be established for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be applied correctly. Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
ABA #:  075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further credit:
Aegis Value Fund [name of class]
Shareholder name and account number:

Wired funds must be received prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

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Please note that the Fund is offered and sold only to persons residing in the United States and some U.S. territories.

Additional Information Regarding Direct Purchases

All checks must be in U.S. Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000, nor post dated checks, post dated online bill pay checks, or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.  The Fund reserves the right to reject any application.

Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members can be used for telephone transactions.  It takes 15 calendar days after receipt by the Fund of your bank account information to establish this feature.  Purchases by ACH transfer may not be made during this time.  You are automatically granted telephone transaction privileges unless you decline them on your Account Application or by calling 800-528-3780.  You must have ACH instructions on your account in order to conduct online purchases.

Distribution and Service (12b-1) Fees.  For the Class A shares, the Fund has a distribution plan, sometimes known as a 12b-1 plan, that allows the Class A shares to reimburse the Distributor for distribution and service fees of up to 0.25% per year for the sale of shares and for services provided to Class A shareholders. Because these fees are paid out of the assets of the Class A shares of the Fund on an on-going basis, over time, these fees will increase the cost of an investment in such shares and may cost you more than paying other types of sales charges.  The Class I shares are not subject to the 12b-1 plan.

Direct Investment—Purchasing Additional Shares

Subsequent Purchase - By Mail

Make your check payable to Aegis Value Fund, indicate your account number on the check, and mail it to the Fund at the address set forth under “Direct Investment-Opening an Account and Purchasing Shares-By Mail.”

Subsequent Purchase - By Telephone

You are automatically granted telephone transaction privileges unless you decline them on your Account Application or by calling the Fund at 800-528-3780.  You may call the Fund at 800-528-3780 to purchase shares in an existing account.  Investments made by electronic funds transfer must be from a pre-designated bank account and in amount of at least $1,000 and not greater than $100,000.  If your order is received prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), your order will be processed at the net asset value calculated on the day your order is placed.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Subsequent Purchase - By Internet

After your account is established, you may set a user ID and password by logging into www.aegisfunds.com.  This will enable you to purchase shares by having the purchase amount deducted from your bank account by electronic funds transfer through the ACH network. Please ensure that your fund account is set up with bank account instructions and that your bank is an ACH member. You must have provided a voided check with which to establish your bank account instructions in order to complete internet transaction.  For important information on this feature, see “Fund Transactions through the Fund’s Website” below.

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Subsequent Purchase - By Wire

You may also wire money to U.S. Bank, N.A. per the instructions set forth above under “Direct Investment-Opening an Account and Purchasing Shares-By Wire.”  Prior to wiring money to purchase additional shares of the Fund, please contact the Transfer Agent to advise of your intent to wire and to ensure proper credit upon receipt.

Automatic Investment Plan

The Automatic Investment Plan allows you to purchase shares of the Fund through pre-authorized transfers of funds from your bank account. Under the Automatic Investment Plan, you may make subsequent minimum purchases on a monthly or quarterly basis of $100 or more.  You can establish the Automatic Investment Plan for your account by completing the appropriate section of the Account Application.

How to Redeem Shares

How to Redeem Shares through a Broker or Other Financial Intermediary

You may sell Fund shares held in a brokerage or other similar account by submitting a redemption request to your authorized intermediary.  If you redeem shares of the Fund held in a brokerage or other similar account with an authorized intermediary, you should be aware that there may be a charge to you for such services. Redemption requests received by an authorized intermediary prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) that day will be processed at that day’s closing NAV.

You may transfer your shares from the street or nominee name account of one broker-dealer to another, as long as both broker-dealers have arrangements with the Fund.  The transfer will be processed after the Transfer Agent receives authorization in good order from your delivering securities dealer.

How to Redeem Shares from Direct Investment

You may redeem shares as described below on any day the Fund is open for business.  Shares will be redeemed at the next determined NAV after the Transfer Agent receives the redemption request in good order.  Redemption requests received by the Transfer Agent prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) that day will be processed at that day’s closing NAV. Redemption requests received after the close of regular trading on the New York Stock Exchange will be processed at the closing NAV for the following business day.

Redemption - By Mail

To redeem shares of any amount from your Fund account, you may send a request in good order to the Fund at:

Regular Mail:	Overnight Mail:
Aegis Value Fund	Aegis Value Fund
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

If made in writing, a redemption request in good order must include the following:

(1)	The name of the Fund and the shareholder account number.
(2)	The amount of the transaction (specified in dollars or shares).
(3)	Signatures of all owners, exactly as they are registered on the account.
(4)	Share certificates, if held by the shareholder.
(5)	Other supporting legal documentation that may be required, in the case of trusts, corporations, associations, partnerships, estates, retirement plans and certain other accounts.

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A signature guarantee is required to redeem shares in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 15 days;
•	For all redemptions in excess of $100,000 from any shareholder account.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  The Fund reserves the right to waive any signature requirement at its discretion.

Redemption - By Telephone

You are automatically granted telephone transaction privileges unless you decline them on your Account Application. You may redeem Fund shares by calling 800-528-3780.  Redemption proceeds will be mailed directly to you, sent by wire to your predetermined bank account, or electronically transferred to your pre-designated bank account.  You may redeem as much as $100,000 by telephone redemption. Unless you decline telephone privileges on your Account Application, as long as the Fund and its agents take reasonable measures to verify the order, you will be responsible for any fraudulent telephone order.  The Fund does not accept IRA redemption requests by telephone.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Redemption - By Internet

If your account is set up to perform online transactions you may redeem your Fund shares through the Fund’s website at www.aegisfunds.com.  You may redeem up to $100,000.  For important information on this feature, see ‘‘Fund Transactions through the Fund’s Website’’ below.

Additional Information Regarding Redemptions of Direct Investments

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

If an account has more than one owner or authorized person, the Fund will accept telephone and internet instructions from any one owner or authorized person.

If you have any questions about what is required for your redemption request, please call the Fund at 800-528-3780.

Payment will normally be made by the Fund within one business day, but not later than seven calendar days after receipt of the redemption request.  However, payment of redemption proceeds for shares purchased directly by check may be delayed until the check has cleared, which may be up to 15 days from the date of purchase.  In unusual circumstances, the Fund may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

Systematic Withdrawal Plan

For non-retirement accounts that have a value of at least $10,000 or IRA accounts where the shareholder is eligible for withdrawals, the Fund offers a Systematic Withdrawal Plan (“SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start the SWP, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn is $100 (there is no minimum account balance to start a SWP for IRA accounts, nor a minimum amount that may be withdrawn for IRA accounts).  The SWP may be terminated or modified by the Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the distributions credited to your account, the account ultimately may be depleted.  Please call 800-528-3780 for additional information regarding the SWP and eligibility requirements.

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How to Exchange Shares

Class I and Class A shares of the Fund may be exchanged for Class I and Class A shares, respectively, of the Aegis High Yield Fund.  An exchange between Funds is a sale and purchase transaction, and therefore may be a taxable event.  A written exchange request may be mailed to one of the addresses listed above under “How to Redeem Shares from Direct Investment-By Mail.”  Such request must be in good order, as described above under “Additional Information Regarding Redemption Requests of Direct Investments.”  Exchange requests may be made by telephone or through the Internet, unless you decline them on your Account Application or by calling 800-528-3780.  Exchanges are processed at the respective NAV of each Fund next determined after the receipt of the exchange request.

The shares of the Aegis High Yield Fund are offered through a separate Prospectus.  You should consider the Aegis High Yield Fund’s investment objectives, risks, charges and expenses carefully before investing.  To receive the Prospectus which contains this and other information about the Aegis High Yield Fund, please call (800) 528-3780.  Please read the Prospectus carefully before investing.

Excessive exchanges can harm the management of the Fund and increase the Fund’s costs for all shareholders.  Therefore, in order to maintain a stable asset base in the Fund and to reduce administrative expenses borne by the Fund, the exchange privilege may be limited or terminated if abusive exchange transactions or activity are discovered.  In addition, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject any exchange, at any time for any reason.

Additional Information Regarding Purchases and Redemptions

Fund Transactions through the Fund’s Website

You may visit us online at www.aegisfunds.com, where you may establish online transaction privileges by enrolling on the website.  In addition to checking your Fund account balance, you may purchase additional shares, redeem or exchange shares of the Fund through the website.  You automatically have the ability to establish online transaction privileges unless you decline them on your Account Application or by calling 800-528-3780.  You will be required to enter into a users’ agreement through the website in order to enroll for these privileges.  In order to conduct online transactions, you must have telephone transaction privileges.  Purchase of shares online will occur via ACH, you must have ACH instructions on your account.  Proceeds from an online redemption can be sent via check to the address of record or can be sent to you by wire or ACH to the previously established bank account.

Payment for purchases of shares through the website may be made only through an ACH debit of your bank account.  Redemptions from accounts established through the website will be paid only to the bank account of record.  Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Fund’s website.  The Fund imposes a maximum of $100,000 on purchase and redemption transactions through the website.  Transactions through the website are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, and unregulated environment.  Your ability to use the website for transactions is dependent upon the Internet and equipment, software and systems provided by various vendors and third parties.  While the Fund and its service providers have established certain security procedures, they cannot assure you that inquiries, account information or trading activity will be completely secure.  There may also be delays, malfunctions or other inconveniences generally associated with this medium.  There may also be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider purchasing, redeeming or exchanging shares by another method.  Neither the Fund, USBFS, nor the Advisor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.  In addition, neither the Fund, USBFS, nor the Advisor will be liable for any loss, liability cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

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Redemptions In Kind

The Fund reserves the right to redeem in kind.  The Fund has elected to be governed by Rule 18f-1 of the 1940 Act.  As a result of this election, the Fund will pay all redemptions up to the lesser of $250,000 or 1.00% of the Fund’s assets in cash that are requested by a shareholder during any 90-day period.  You should understand that you will incur brokerage and other costs in connection with the subsequent sale of any portfolio security that you receive in connection with a redemption request. You should also understand that, as a result of subsequent market volatility, the net proceeds from the ultimate sale of any securities that you receive upon a redemption may vary, either positively or negatively, and perhaps significantly, from the redemption value of your Fund shares. More information on redemption in kind is available in the SAI.

Retirement Distributions

A request for distribution from an IRA or other retirement account may be delayed by the Fund pending proper documentation.  If a shareholder does not want tax withholding from distributions, the shareholder may state in the distribution request that no withholding is desired and that the shareholder understands that there may be a liability for income tax on the distribution, including penalties for failure to pay estimated taxes.

Converting from Class A to Class I Shares

 If the current market value of the Class A shares in your Fund account is at least $1,000,000, you may elect to convert from Class A shares to Class I shares on the basis of relative NAVs, at which time your account will be subject to the policies and procedures for Class I shares. Converting from Class A shares to Class I shares may not be available at certain financial intermediaries, or there may be additional costs associated with the conversion resulting from fees charged by your financial intermediary. There is no fee for converting accounts held directly with the Fund.  Because the NAV of the Class I shares may be higher or lower than that of the Class A shares at the time of conversion, although the total dollar value will be the same, a shareholder may receive more or fewer Class I shares than the number of Class A shares converted.

If you have a direct account with the Fund, then you may convert from Class A to Class I shares by calling the Fund at 800-528-3780.  Otherwise, your financial intermediary can contact the Fund to convert your shares from Class A to Class I.

Holders of Class A shares may convert their Class A shares for Class I shares provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with the Distributor authorizing such a conversion; and (2) are eligible to invest in Class I shares in accordance with the criteria set forth in the prospectus.  Any such conversion is subject to the Fund’s discretion to accept or reject the conversion. No sales charges or other charges will apply to any such conversion, including any deferred sales charge that would otherwise apply to the redemption within two years of purchase of Class A shares originally purchased at net asset value pursuant to the $1,000,000 purchase order privilege.  For federal income tax purposes, a same-Fund conversion generally will not result in the recognition by the investor of a capital gain or loss.  However, investors should consult their own tax or legal adviser to discuss their particular circumstances.  Class A shareholders should contact their financial institution for information on the availability of Class I shares, and should read and consider the Class I shares information in the prospectus before any such conversion.

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Converting from Class I to Class A Shares

If your Class I share account falls below the stated investment minimum because you sell some of your shares, then the Fund reserves the right to give you 30 days’ written notice to make additional investments so that your account balance is $1,000,000 or more.  If you do not make additional investments, then the Fund may convert your Class I shares to Class A shares, at which time your account will be subject to the expenses, policies and procedures for Class A shares. Any such conversion will occur at the relative NAVs of the two share Classes, without the imposition of any fees or other charges if the accounts are held directly with the Fund.  Because the NAV of the Class I shares may be higher or lower than that of the Class A shares at the time of conversion, although the total dollar value will be the same, a shareholder may receive more or fewer Class A shares than the number of Class I shares converted.

If you owned shares of the Predecessor Fund as of the close of business on [       ], 2014, then in the reorganization you received Class I shares (“Class I Grandfathered Shares”). Class I Grandfathered Shares are subject to the policies and procedures of Class I shares, except that Class I Grandfathered Shares are not subject to the $1,000,000 account minimum balance.

Where a retirement plan or other financial intermediary holds Class I shares on behalf of its participants or clients, shares held by such participants or clients will remain Class I shares when a participant or client rolls over its accounts with the retirement plan or financial intermediary into an individual retirement account.

Account Minimum

The Fund requires that a shareholder maintain a minimum of $1,000 in an account to keep the account open.  The Fund may, upon 30 days’ prior written notice to a shareholder, redeem shares in any account other than a retirement account if the account has an asset value less than $1,000 due to redemption.

Responsibility for Fraud

The Fund will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so.  Please protect your account information and keep it private.  Contact the Fund immediately about any transactions you believe to be unauthorized.

Frequent Purchases and Redemptions of Fund Shares

The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  These policies and procedures take into account the historic volatility of the Predecessor Fund’s NAV, the Fund’s ability to invest at least a portion of its assets in illiquid securities, and the Fund’s limitations on exchange privileges.  The Board may amend the policies and procedures without prior notice to shareholders.

Certain types of transactions generally do not raise frequent trading concerns and normally will not require application of the Fund’s policies and procedures with respect to frequent purchases and redemptions of Fund shares.  These transactions include, but are not limited to, reinvestment of distributions, automatic investment or withdrawal plans, transactions initiated by a plan sponsor, and certain transfers of shares.

In consultation with the Fund’s Chief Compliance Officer, the Fund monitors shareholder accounts, including omnibus accounts, on a systematic basis by employing parameters to observe the intervals between and size of a shareholder’s purchases and redemptions.  Though the monitoring methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund will consider imposition of shareholder account restrictions when frequent shareholder transactions are made that may be judged to be counter to the interests of all the Fund’s shareholders.  The Fund may take action to impose account restrictions even if historically applied parameters are not met.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries, such as brokers.  These arrangements often permit the financial intermediary to aggregate their clients’ transactions and ownership positions.  In these circumstances, the identity of the shareholders is not known to the Fund.  With respect to the omnibus accounts, the Fund will rely on reports provided by the financial intermediary.  In addition, the Fund has entered into agreements with the intermediaries that will require an intermediary to provide the Fund with information, upon the Fund’s request, about shareholders’ identities and their transactions in Fund shares.  These agreements also require a financial intermediary to execute instructions from the Fund to restrict or prohibit further purchases or exchanges of Fund shares by any shareholder identified by the Fund.  The Fund may accept undertakings from intermediaries to enforce frequent trading policy limitations on behalf of the Fund.  There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect frequent purchases and sales in omnibus accounts.

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While the Fund will systematically seek to take actions (directly and with the assistance of financial intermediaries) that will detect and monitor frequent purchases and sales, the Fund does not represent that all or any such trading activity will necessarily be restricted or minimized.  Transactions placed in violation of the Fund’s policies are not necessarily deemed accepted by the Fund and may be canceled or revoked by the Fund following receipt by the Fund.

Dividends and Distributions

The Fund expects to declare and pay income dividends annually, generally in December, representing substantially all of the net investment income of the Fund.  Capital gains, if any, may be distributed annually by the Fund, also generally in December.  The amount of the Fund’s distributions will vary and there is no guarantee the Fund will pay dividends.

To receive a distribution, you must be a shareholder of the Fund on the record date.  The record dates for the Fund’s distributions will vary.  Please keep in mind that if you invest in the Fund shortly before the record date of a distribution, any distribution will lower the value of the Fund’s shares by the amount of the distribution and the amount of the distribution may be taxable.

Distributions may be taken in cash or in additional shares at net asset value.  Dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless a shareholder has elected, by written notice to the Fund, or by telephone, to receive dividends and capital gain distributions in cash.  Any changes to the distribution option should be submitted at least 5 days in advance of the payment date for the distribution.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund's current net asset value, and to reinvest all subsequent distributions.

Tax Consequences of an Investment

Generally, distributions from the net investment income of the Fund and short-term capital gains are treated as dividends for tax purposes, and long-term capital gain distributions are treated as long-term capital gains, regardless of how long shares have been held.  Distributions from the Fund are taxable when paid, whether a shareholder takes them in cash or reinvests them in additional shares, except that distributions declared in December and paid in January are taxable as if paid on December 31.  Each January, the Fund or your custodian broker will mail a statement that shows the tax status of the distributions you received for the previous year.

Current tax law generally provides for a maximum tax rate for taxpayers which are individuals, trusts or estates, of 20% on long-term capital gains and from certain qualifying dividends.  These rates do not apply to corporate taxpayers.

The following are guidelines for how certain distributions by the Fund are generally taxed to taxpayers which are individuals, trusts or estates:

•	Distributions of net long-term capital gain by the Fund are taxable as long-term capital gains, regardless of how long a shareholder has held shares in the Fund.
•
Some or all of the distributions from the Fund may be treated as “qualified dividend income,” taxable to individuals, trusts and estates at the same preferential tax rates as long-term capital gains, provided that both the Fund and the individual satisfy certain holding period and other requirements.  A distribution from the Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic corporations and certain qualified foreign corporations, and provided that the Fund meets certain holding period and other requirements with respect to the security paying the dividend.  In addition, the individual, trust or estate must meet certain holding period requirements with respect to the shares of the Fund in order to take advantage of these preferential tax rates.

•	To the extent distributions from the Fund are attributable to other sources, such as taxable interest or short-term capital gains, dividends paid by the Fund will not be eligible for the lower rates.

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Taxation Upon Sale of Shares

The redemption of shares of the Fund is a taxable event, and a shareholder may realize a capital gain or a capital loss.  The Fund or your custodian broker will report to redeeming shareholders the proceeds of their sales.  The individual tax rate on any gain from the sale of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale of Fund shares will generally be subject to state and local income taxes.  Non-U.S. investors may be subject to U.S. withholding taxes.  You should consult your own tax adviser concerning the tax consequences of an investment in the Fund.

Backup Withholding

By law, some Fund shareholders may be subject to tax withholding on reportable dividends, capital gains distributions, and redemption proceeds.  Generally, shareholders subject to this “backup withholding” will be those for whom a taxpayer identification number is not on file with the Fund; or who, to the Fund’s knowledge, have furnished an incorrect number; or from whom the IRS has instructed the Fund to withhold tax.  In order to avoid this withholding requirement, you must certify on the Account Application that the taxpayer identification number provided is correct and that the investment is not otherwise subject to backup withholding, or is exempt from backup withholding.

Medicare Tax

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.  Net investment income does not include exempt-interest dividends.

Other Reporting and Withholding Requirements

The Foreign Account Tax Compliance Act (“FATCA”) requires the reporting to the Internal Revenue Service of certain direct and indirect ownership of foreign financial accounts by U.S. persons.  Failure to provide this required information can result in a generally nonrefundable 30% tax on: (a) income dividends paid by the Fund after June 30, 2014 and (b) certain capital gain distributions (including proceeds arising from the sale of Fund shares) paid by the Fund after December 31, 2016 to certain “foreign financial institutions” and “non-financial foreign entities.”

Cost-Basis Reporting

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service (“IRS”) on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

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The Fund has chosen first-in, first-out (FIFO) as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  You may choose a method other than the Fund’s standing method at the time of your purchase or upon the sale of covered shares.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Fund. Shareholders should consult their own tax advisors to determine the tax consequences of owning Fund shares.

Shareholder Accounts and Services

Account Information

The Fund will establish an account for each shareholder purchasing shares directly from the Fund, and send written confirmation of the initial purchase of shares and any subsequent transactions.  When there is any transaction in the shareholder account, such as a purchase, redemption, change of address, reinvestment of dividends and distributions, or withdrawal of share certificates, a confirmation statement will be sent to the shareholder giving complete details of the transaction.

Annual Statements

The Fund will send an annual account statement to each shareholder showing the distributions paid during the year and a summary of any other transactions.

The Fund will also provide year-end tax information mailed to the shareholder by the applicable IRS deadline, a copy of which will also be filed with the IRS.

Fund Reports

The financial statements of the Fund with a summary of portfolio composition and performance, along with the management’s letter to shareholders, will be mailed to each shareholder twice a year.

Householding

Many shareholders have family members living in the same home who also own Fund shares.  In order to control costs associated with mailings on behalf of the Fund, the Fund will, until notified otherwise, send only one copy of each Prospectus, shareholder report and proxy statement to each household address that it has on record for you and your family members living in the same home.

This process, known as “householding,” does not apply to account statements, confirmations or personal tax information.  If you do not wish to participate in householding, or wish to discontinue householding at any time, call 800-528-3780.  The Fund will resume separate mailings to you within 30 days of your request.

Automatic Reinvestment

Unless the shareholder elects to receive cash distributions, dividends and capital gains distributions will automatically be reinvested without charge in additional shares of the Fund.  Such distributions will be reinvested at the NAV determined on the dividend or distribution payment date in full and fractional shares rounded to the third decimal place.

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Fund Website

The Fund maintains a website for current and prospective investors which contains information about the Fund and its history.  The Fund’s website address is www.aegisfunds.com.  The website allows investors to download Fund documents, view the daily share price and performance history, contact the Fund via e-mail, and provides links to other websites for additional information.

Notice Regarding Unclaimed Property

Please note that the value of your account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

INDEX DESCRIPTION

Russell 2000 Value Index

The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. One cannot invest directly in an index, nor is the index representative of the Fund’s portfolio.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years.  The financial information presented for each applicable period is that of the Predecessor Fund.  The Fund is the accounting successor to the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on [     ], 2014.  The Fund has adopted the Financial Statements of the Predecessor Fund.  Certain information reflects financial results for a single Fund share. Because Class A shares of the Fund did not commence operations prior to the date of this Prospectus, the information below only shows the financial performance for the Class I shares of the Fund.  The performance for Class A shares would differ only to the extent that Class I shares have different expenses than Class A shares.   The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  Information for the years listed has been audited by [   ], the Fund’s independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, are included in the Predecessor Fund’s annual report, which is available without charge upon request.

	For the period ended December 31,		For the Years Ended August 31,
	2013	2013	2012	2011	2010	2009
Per share data:
Net asset value - beginning of year		$14.56	$13.16	$10.52	$8.99	$12.49

Income from investment operations:
Net investment income/(loss)*			0.00	(0.10)	(0.05)	0.05
Net realized and unrealized gains/(losses) on investments and foreign currency transactions			1.40	2.74	1.59	(3.05)
Total from investment operations			1.40	2.64	1.54	(3.00)

Less distributions to shareholders from:
Net investment income			—	—	(0.01)	(0.34)
Net realized capital gains			—	—	—	(0.16)
Total distributions			—	—	(0.01)	(0.50)
Net asset value - end of year			$14.56	$13.16	$10.52	$8.99

Total investment return			10.64%	25.10%	17.08%	(21.60)%

Ratios (to average net assets)/supplemental data:
Expenses after reimbursement/recapture and fees paid			1.47%	1.48%	1.45%	1.50%
Expenses before reimbursement/recapture and fees paid			1.47%	1.48%	1.43%	1.53%
Net investment income/(loss)			0.02%	(0.72)%	(0.50)%	0.25%
Portfolio turnover			20%	29%	50%	31%

Net assets at end of year (000's)			$146,281	$152,097	$144,824	$124,146
__________________________
*	Per share net investment income/(loss) was calculated prior to tax adjustments.

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AEGIS MUTUAL FUNDS PRIVACY NOTICE
(This information is not part of the Prospectus)

The Aegis Mutual Funds consider protecting the confidentiality of nonpublic personal information of our shareholders to be of the utmost importance. This privacy notice describes the information that we may collect, when we may disclose that information, and how we maintain the security and confidentiality of your nonpublic personal information.

Information We Collect

The Aegis Mutual Funds collect and retain information about you only when we reasonably believe that the information will assist us in managing your accounts. We collect certain information to protect your account, to ensure accuracy in reporting and recordkeeping, and to identify you when we conduct transactions for you. The information is also used to comply with certain laws and regulations that may apply to us and to help us understand your financial needs as we design or improve our products and services. We will also use your information to administer your account and transactions. We collect nonpublic personal information about you from the following sources:

•	Your application or other forms, correspondence or conversations (examples include name, date of birth, address and Social Security Number); and
•	Your transactions with us (examples include account activity and balances).

Information We Disclose

We understand that you expect the personal information you have entrusted to us to be handled with great care. We may share information about you under agreements with our service providers in order for our service providers to provide shareholder services and administer the funds, to process transactions, or to manage accounts for you. We share only information about our recordkeeping or transactions involving you or your account, such as your name, address, Social Security Number, account activity and account balances.

We do not sell your nonpublic personal information. The Aegis Mutual Funds do not disclose nonpublic personal information about our shareholders to nonaffiliated third parties, except as permitted by applicable law. In all cases, your information is strictly protected. Each agreement requires that service providers keep the personal nonpublic information strictly confidential and use it only for the purpose for which it was intended.

Former Shareholders

The personal nonpublic information of former shareholders is treated in the same manner as the information of current shareholders.

Confidentiality and Security

The Aegis Mutual Funds restrict access to your nonpublic personal information to those individuals who need to know the information in order to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We recommend that you carefully protect your personal information and not provide your account name or number to anyone for any reason. If you choose to provide this information to a third party, you do so at your own risk.

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AEGIS VALUE FUND, INC. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701 Phone: 800-528-3780 Internet: www.aegisfunds.com

For More Information:
You can learn more about the Aegis Value Fund in the following documents:

Annual/Semi-Annual Report to Shareholders
Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s and Predecessor Fund’s performance during its last fiscal year and fiscal period.

Statement of Additional Information (SAI)
The SAI contains more information about the Fund, its investments and policies.  The SAI is incorporated by reference into, and is legally part of, this Prospectus.

For a free copy of the current annual/semi-annual report or the SAI, or to request other information about the Fund or to make shareholder inquiries, please call the Fund at (800) 528-3780 or visit the Fund’s website at www.aegisfunds.com.

You can also obtain information about the Fund by visiting the SEC’s Public Reference Room in Washington, D.C. (telephone 1-202-551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request at the following e-mail address:  publicinfo@sec.gov.  You may also visit the SEC’s Internet site at http://www.sec.gov, where information about the Fund is available in the Commission’s EDGAR database.

Investment Company Act file  # 811-21399

Subject to Completion—Dated October 25, 2013

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

AEGIS FUNDS

AEGIS VALUE FUND
Class A (Ticker:  [     ])
Class I (Ticker: AVALX)

STATEMENT OF ADDITIONAL INFORMATION

[             ], 2014

This Statement of Additional Information (“SAI”) supplements the current Prospectus of Aegis Value Fund (the “Fund”) dated [         ], 2014.  This SAI does not present a complete picture of the various topics discussed and should be read in conjunction with the Prospectus.  Although this SAI is not itself a Prospectus, this SAI is, in its entirety, incorporated by reference into the Prospectus.  The audited financial statements included in the Predecessor Fund’s Annual Report to Shareholders for the fiscal year ended August 31, 2013 and the audited financial statements for the fiscal period ended December 31, 2013 are incorporated herein by reference. A copy of the Prospectus or Annual or Semi-Annual Report to Shareholders may be obtained without charge by contacting the Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201 or by telephone at (800) 528-3780.  Please retain this document for future reference.

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i

THE TRUST

Aegis Funds (the “Trust”) is a Delaware statutory trust organized on July 11, 2003, and is registered with the SEC as an open-end management investment company.

The Trust’s Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust currently consists of two separate investment series.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Aegis Value Fund (the “Fund”), which has two classes: Class I and Class A shares.

As a Delaware statutory trust, the Trust is subject to Delaware law, including the Delaware Statutory Trust Act.  The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Declaration of Trust further provides that no shareholder of the Trust shall be personally liable for the obligations of the Trust or of any series or class thereof except by reason of his or her own acts or conduct.

The Fund is a diversified series of the Trust.  Please see the Prospectus for a discussion of the principal investment policies and risks of investing in the Fund.

The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

Fund History

The Fund is the successor in interest to a fund having the same name and investment objectives that was included as the sole series of another investment company, Aegis Value Fund, Inc. (the “Predecessor Fund”) and that was also advised by the same investment adviser, Aegis Financial Corporation (the “Advisor”). On [   ], 2014, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund with and into the Fund, and effective as of the close of business on [      ], 2014, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares of the Fund.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISKS

Fund Investment Policies

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after giving effect to the Fund’s acquisition of the security or other asset.  Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund’s investment policies and limitations.  It should be noted that Item 3 below regarding borrowing discussed further below, will be applied at all times and not just at the initial time of the transaction.

The Fund’s fundamental investment policies cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund.  Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees without shareholder approval.  However, shareholders will be notified prior to a material change in an operating policy affecting the Fund.

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The Fund may not, as a matter of fundamental policy:

1)
With respect to 75% of its total assets, (a) invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities of any one issuer, nor (b) purchase more than 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. government or its agencies.

2)	Invest more than 25% of its total assets in securities or issuers in any one industry. This restriction does not apply to U.S. government securities.

3)
Borrow money, except that the Fund may (i) enter into reverse repurchase agreements, (ii) borrow money only from a bank and only in an amount up to one-third of the value of the Fund’s total assets, and (iii) borrow money in an additional amount up to 5% of the value of the Fund’s assets on a secured or unsecured basis from banks for temporary or emergency purposes.

4)
Loan money, except by the purchase of bonds and other debt obligations or by engaging in repurchase agreements.  However, the Fund may lend its securities in an amount up to one-third of its total assets to qualified brokers, dealers or institutions (provided that such loans are fully collateralized at all times).

5)	Issue senior securities, as defined in the 1940 Act.

6)	Underwrite securities of others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

7)
Purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real property or interests therein, or instruments secured by real estate or interest therein.

8)
Purchase or sell physical commodities or commodity futures contracts, except as permitted by the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

With respect to Item 8 above, while the Fund has reserved the authority to invest in commodities and commodities futures contracts to the extent permitted by the 1940 Act, the Advisor has no present intention to utilize investments of this type for the Fund.

Temporary Investments.   The Fund may take a temporary defensive position when the securities markets are experiencing excessive volatility, a speculative increase in value, or when other conditions adverse to the Fund’s investment strategy exist.  In such cases, the Fund may invest in government securities, agency securities, commercial paper, repurchase agreements, or other short-term money market instruments.

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Under some circumstances, the Fund may best pursue its investment goal by holding a higher cash balance than it would hold during ideal market conditions.  Fund managers may choose to maintain significant cash balances.  Like all portfolio decisions, the decision of the Fund manager to maintain a cash balance may ultimately help or hinder the ability of the Fund to meet its investment goals.

Portfolio Turnover.  Typically, the Fund focuses on making long-term investments rather than engaging in short-term trading strategies.  The Fund calculates its portfolio turnover rate by dividing the lesser of portfolio purchases or portfolio sales, excluding short-term securities, by the average month-end value of portfolio securities owned by the Fund during the fiscal year.

The Fund’s portfolio turnover will vary from year to year based upon market conditions and factors affecting the particular securities held in the portfolio.  It is the operating policy of the Fund to hold its securities at least as long as they remain undervalued, and to benefit from the lower transaction costs and more favorable tax rates available to long-term holders of equity securities.  However, when circumstances warrant, securities will be sold without regard to the duration of their holding period.  The portfolio turnover rates for the Predecessor Fund for the fiscal years ended August 31, 2013 and August 31, 2012 were [  ]% and 20%, respectively.

Disclosure of Portfolio Holdings. To prevent the misuse of nonpublic information about the Fund's portfolio holdings, and provide fair disclosure to all investors, it is the policy of the Fund and its affiliated persons not to disclose to third parties nonpublic information of a material nature about the Fund's specific portfolio holdings.

Disclosure of nonpublic information about the Fund's specific portfolio holdings may be made when the Fund has a legitimate business purpose for making the disclosure, such as making disclosures to the Fund’s service providers to facilitate the performance of their duties to the Fund.  Nonpublic information about the Fund’s portfolio holdings is made available to the Fund’s investment adviser, Aegis Financial Corporation (the “Advisor”), brokers, custodian, printer, accountants, transfer agent and counsel and, as applicable, each of their respective affiliates and advisers.  These service providers have either an explicit duty to keep the information confidential pursuant to a confidentiality agreement, or an implied duty to keep the information confidential pursuant to instructions from the Fund to keep the information confidential.  In order for the Fund to disclose nonpublic information about specific portfolio holdings, in addition to a legitimate business purpose, the Fund must also have a reasonable belief that the recipient(s) will refrain from trading on the basis of material non public information that may be included in these disclosures.

The Fund cannot guarantee that third parties will honor instructions or conform to explicit duties to keep nonpublic portfolio holdings information confidential.  It is possible that a third party may not honor its confidentiality obligation, in which case the Fund may lose an investment advantage it might have otherwise had, had the third party honored its confidentiality agreement or honored the Fund's instructions.

In addition, the Fund’s executive officers, or their designee(s), may authorize disclosure of the Fund’s portfolio holdings to other persons after considering:  the anticipated benefits and costs to the Fund and its shareholders, the purpose of the disclosure, and any conflicts of interest between the Fund’s shareholders and the interests of the Advisor and any of its affiliates.  Disclosure of nonpublic portfolio holdings to third parties may only be made if an executive officer determines that such disclosure is not impermissible under applicable law or regulation.  If an executive officer has authorized the disclosure of the Fund's nonpublic portfolio holdings, the officer will promptly report such authorizations to the Fund’s Chief Compliance Officer.  The Chief Compliance Officer will report such authorizations to the Board.  If the Board determines that the authorization was inconsistent with the Fund’s policy, the Chief Compliance Officer will take appropriate actions to cease the disclosure.

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The Fund has procedures for preventing the unauthorized disclosure of material nonpublic information about the Fund’s portfolio holdings and prohibits any person from receiving compensation or consideration of any kind in connection with any disclosures of portfolio holdings.  The Fund and the Advisor have adopted a code of ethics that prohibits Fund or advisory personnel from using non-public information for their personal benefit.

The Fund publicly files a portfolio report on a quarterly basis, either by way of a shareholder report or a filing on Form N-Q, within 60 days of the end of each fiscal quarter.  These reports are available to the public by calling the Fund at (800) 528-3780, and on the SEC’s website at www.sec.gov.

Risk Factors and Special Considerations

Lending Portfolio Securities.  The Fund may lend portfolio securities to brokers, dealers and financial institutions to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act.

The Fund complies with the view of the staff of the SEC that a mutual fund may engage in such loan transactions only if:  (i) the Fund receives initial collateral in the form of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities having a market value not less than (A) 102% of the market value of domestic U.S. loaned securities or (B) 105% of the market value of foreign equity loaned securities; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined daily) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Foreign Securities.  The Fund may invest in the securities of foreign companies. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country.  These movements will affect the Fund’s share price and investment performance.  The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States.  The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, imposition of extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks.  In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.

Foreign markets may also have less protection for investors than the U.S. markets.  Other risk considerations include: less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and foreign issuers, difficulty in enforcing contractual obligations and shareholder rights and lack of uniform accounting and auditing standards.  There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

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Lower-Rated Debt Securities. Investment in lower-rated and unrated debt securities can involve a substantial risk of loss.  These securities, which are rated below investment grade, are considered to be speculative with respect to the issuer’s ability to pay interest and principal and they are susceptible to default or decline in market value due to adverse economic and business developments.  The market values for lower-rated securities tend to be volatile and these securities are generally much less liquid than investment-grade debt securities.  When a bond issuer encounters financial distress, it may default on bond payments or file a bankruptcy petition.  Defaulted or bankrupt bonds are typically replaced with new securities, either shares of stock or a new bond issue, as part of a financial restructuring or bankruptcy reorganization.  The risks in these securities include:  loss of income, uncertain timing of implementing a new financing plan, legal uncertainties, variations in state bankruptcy laws, difficulty of valuing the assets of a distressed company, possible management changes, and risks in the amount of and value of new securities to be received.  Some companies do not recover from severe financial distress and are liquidated; these situations may result in a total loss of the Fund’s investment in the security.

Convertible Securities. Convertible securities have general characteristics similar to both fixed-income and equity securities.  Yields for convertible securities tend to be lower than for non-convertible debt securities but higher than for common stocks.  Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline.  In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying security and therefore also will react to variations in the general market for equity securities and the operations of the issuer.  While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.  Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer.  However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

Real Estate Investment Trusts.  The Fund may invest in real estate investment trusts (“REITs”).  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Preferred Stock. The Fund may invest in shares of preferred stock.  Preferred shares generally pay dividends at a specified rate and generally have preference over common shares in the payments of dividends and the liquidation of an issuer’s assets.  Dividends on preferred shares are generally payable at the discretion of the issuer’s board of directors.  Accordingly, shareholders may suffer a loss of value if dividends are not paid.  The market prices of preferred shares are also sensitive to changes in interest rates and in the issuer’s creditworthiness.  Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer’s credit rating.  Preferred stock also may be subject to fluctuations in market value due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, than debt of the same issuer.

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The Fund’s Exercise of its Shareholder Rights.  The Fund may exercise its rights as a shareholder in any of its portfolio companies and communicate its views on important matters of policy to management, the board of directors and other shareholders of those companies if the Fund or its Board of Trustees determine that such matters could have a significant effect on the value of the Fund’s investment in those companies.

From time to time, the Fund may engage in activities in conjunction with other shareholders or interested parties which may include, among others, supporting or opposing proposed changes in a company’s structure; seeking changes in a company’s board or management; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party attempts to acquire or control a company.

MANAGEMENT OF THE FUND

Board of Trustees.  The operations of the Fund are supervised by its Board of Trustees, who are responsible for representing the interests of the Fund’s shareholders.  The duties of the Fund’s Trustees are established by state and federal law.  In general, Trustees have a duty to exercise care and prudent business judgment in their oversight of the Fund.  Trustees also have a duty to exercise loyalty to the Fund’s shareholders which requires them to act in good faith, avoid unfair dealing, and resolve any conflicts of interest in favor of the Fund and its shareholders.

The Fund’s Board has four members, three of whom are not “interested persons” as that term is defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”).  The remaining Trustee is also a director of the Fund’s investment advisor and is, therefore, considered to be an “interested person” of the Fund (“Interested Trustee”).  The Board annually elects the officers of the Fund to actively supervise the day-to-day operations of the Fund.  The Trustees serve for an indefinite period.

Information about each officer and Trustee of the Fund is provided in the table below:

Name, Year of Birth, and Address	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees*
Eskander Matta Born: 1970 50 Beale Street San Francisco, CA 94105	Trustee of the Fund	Since 2003	President North America of Dragonmarts Co. Ltd since 2012; Vice President of ebusiness, Blue Shield of California (2008 – 2012); Senior Vice President of Internet Services Group, Wells Fargo & Co. (2002 – 2008).	2	Director of Aegis Value Fund, Inc. (1997 – 2014).

David A. Giannini Born: 1953 30 Rockefeller Plaza Suite 4250 New York, NY 10112	Trustee of the Fund	Since 2006	Institutional equity sales and research with Scarsdale Equities since 2006.	2	Director of Aegis Value Fund, Inc. (1997 – 2014).

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Name, Year of Birth, and Address	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
V. Scott Soler Born: 1969 7500 San Felipe Suite 340 Houston, TX 77063	Trustee of the Fund	Since 2007	Co-owner at Limestone Value Partners since 2011; Managing Director and Senior Advisor of Quantum Energy Partners since 2006.	2	Ceritas II, Merchant Energy Holdings; Director of Aegis Value Fund, Inc. (1997 – 2014).

Interested Trustee***
Scott L. Barbee Born: 1971 6862 Elm Street Suite 830 McLean, VA 22101	President Trustee Treasurer Secretary	Since 2009 Since 2003 2003-2008 2006-2008	President of Aegis Financial Corporation since 2009; President of Aegis Value Fund since 2009; Treasurer, Secretary and Managing Director of Aegis Financial Corporation (1997 – 2008); Treasurer of Aegis Funds (2003 – 2008); Secretary of Aegis Value Fund (2006 – 2008).	2	Director of Aegis Value Fund, Inc. (1997 – 2014).

Officer of the Fund who is not also a Trustee
Sarah Q. Zhang Born: 1970 6862 Elm Street Suite 830 McLean, VA 22101	Chief Compliance Officer Treasurer and Secretary	Since 2008 Since 2009
Chief Compliance Officer of Aegis Financial Corporation and Aegis Value Fund since 2008;

Treasurer and Secretary of Aegis Financial Corporation and Aegis Value Fund since 2009; Chief Financial Operations Officer, Larkspur Services, Inc. (2005-2007).
				N/A	N/A
* The “Independent Trustees” are those Trustees that are not considered “interested persons” of the Fund, as that term is defined in the 1940 Act.
** The Fund Complex consists of the Fund and another series of Aegis Funds which is registered with the SEC and offered for sale.
*** Mr. Barbee is considered to be an “Interested Trustee” because of his affiliation with the Advisor.

Leadership Structure and the Board of Trustees.  The Board is responsible for managing the business affairs of the Trust and the Fund and exercising all of its powers except those reserved for shareholders.  The Board is composed of four Trustees, three of whom are Independent Trustees.  The Independent Trustees meet regularly in executive sessions among themselves and with Fund counsel to consider a variety of matters affecting the Fund. These sessions generally occur prior to, or following, scheduled Trustee meetings and at such other times as the Independent Trustees may deem necessary. Each Trustee attended 100% of the total number of meetings of the Board in the fiscal year ending August 31, 2013.  As discussed in further detail below, the Board has established two standing committees to assist the Board in performing its oversight responsibilities. The Board has engaged the Advisor to manage the Fund and is responsible for overseeing the Advisor and other service providers to the Trust and the Fund in accordance with the provisions of the 1940 Act and other applicable laws.

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The Trust’s By-Laws do not set forth any specific qualifications to serve as a Trustee. The Nominating Committee Charter sets forth a number of factors the Nominating Committee will take into account in considering candidates for membership on the Board, including (but not limited to):  (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director/trustee or senior officer of other public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the Fund; and (vii) such other factors as the Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.  The Nominating Committee Charter also sets forth certain factors that the Nominating Committee may take into account in evaluating potential conflicts of interest. In evaluating a candidate for nomination or election as a Trustee, the Nominating Committee will take into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Nominating Committee believes contributes to good governance for the Fund.

The Chairman of the Board is not an Independent Trustee.  The Fund does not have a lead Independent Trustee. The Chairman’s role is to set the agenda at each Board meeting, preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform other such functions as may be provided by the Board from time to time.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Advisor, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a board member of the Fund, public companies or other organizations as set forth above. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

The Board has determined that the Board’s leadership structure is appropriate in light of the characteristics and circumstances of the Trust and the Fund, including factors such as the Fund’s investment strategy and style, the net assets of the Fund, the committee structure of the Trust, and the management, distribution and other service arrangements of the Fund. The Board believes that current leadership structure permits the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among service providers, committees of Trustees and the full Board in a manner that enhances effective oversight. The Board believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Fund, and that the Board leadership by Mr. Barbee provides the Board with valuable corporate and financial insights that assist the Board as a whole with the decision-making process. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Fund.

Risk Oversight.  The Fund is subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of the Fund’s management, the Advisor and other service providers (depending on the nature of the risk), who carry out the Fund’s investment management and business affairs.

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Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund’s management, the Advisor, the Chief Compliance Officer of the Fund, and the independent registered public accounting firm for the Fund, as appropriate, regarding risks faced by the Fund and relevant risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board's periodic review of the Fund’s advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees of the Board.  The Board has two committees: an Audit Committee and a Nominating and Corporate Governance Committee.  The Audit Committee oversees the Trust’s accounting and financial reporting policies and practices and oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof.  The Committee also pre-approves of all audit and non-audit services to be provided by the independent auditors.  The members of the Audit Committee include all of the Board’s Independent Trustees:  Messrs. Matta (Chairperson), Soler and Giannini.  The Audit Committee met once during the fiscal year ended August 31, 2013.

The Nominating and Corporate Governance Committee, also comprised of all of the Independent Trustees, evaluates the qualifications of candidates and makes nominations for Independent Trustee membership on the Board.  In addition, this Committee also performs various tasks related to Board governance procedures, including, without limitation, periodically reviewing Board composition and Trustee compensation, reviewing the responsibilities of Board committees and the need for additional committees.  The Nominating and Corporate Governance Committee does not consider nominees recommended by shareholders.  The Nominating and Corporate Governance Committee did not meet during the fiscal year ended August 31, 2013.

Share Ownership by Trustees.  As of December 31, 2013, the officers and Trustees of the Fund as a group owned approximately [  ]% of the outstanding shares of the Predecessor Fund.  As of December 31, 2013, the Trustees of the Fund owned the following dollar amounts of shares in the Predecessor Fund:

Name of Trustee	Dollar Range of Shares in the Predecessor Fund	Aggregate Dollar Range of Shares in All Funds Overseen By Trustee in Family of Investment Companies*
Independent Trustees
Eskander Matta	[ ]	Over $100,000
David A. Giannini	$50,001 - $100,000	$50,001 - $100,000
V. Scott Soler	Over $100,000	Over $100,000
Interested Trustee
Scott L. Barbee	Over $100,000	Over $100,000
*	The “Family of Investment Companies” consists of the Fund and another series of Aegis Funds which is registered with the SEC and offered for sale.

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Compensation.  The Trust does not pay any fees or compensation to its officers or Interested Trustee, but the Independent Trustees each receive a fee of $1,000 for each meeting of the Board of Trustees which they attend and $500 for each committee meeting.  In addition, the Trust reimburses its Independent Trustees for reasonable travel or incidental expenses incurred by them in connection with their attendance at Board meetings.  The Trust offers no retirement plan or other benefits to its Trustees.

The following table sets forth information regarding compensation of the Independent Trustees by the Fund for the fiscal year ended August 31, 2013:

Independent Trustees	Aggregate Compensation from the Fund	Total Compensation from Fund and Fund Complex Paid to Trustees*
Eskander Matta	$[ ]	$[ ]
David A. Giannini	$[ ]	$[ ]
V. Scott Soler	$[ ]	$[ ]
*	The Fund Complex consists of the Fund and another series of Aegis Funds which is registered with the SEC and offered for sale.

Codes of Ethics.  Rule 17j-1 under the 1940 Act is designed to prevent abuses that could occur as a result of conflicts of interest arising out of personal trading by persons involved with, or with access to, information about the Trust’s investment activities.  The Board of Trustees and the Advisor have adopted detailed Codes of Ethics regarding personal investing by their personnel pursuant to Rule 17j-1.  The Codes of Ethics apply to the personal investing activities of Trustees, officers, and certain employees (“access persons”).  Under the Codes of Ethics, access persons are permitted to engage in personal securities transactions, but are required to receive prior approval of each transaction in a non-exempt security, and are required to report their non-exempt personal securities transactions on a quarterly basis for monitoring purposes.  Copies of the Codes of Ethics are on file with the SEC and are available to the public.

The Advisor’s Code of Ethics is also designed to comply with the Investment Advisers Act of 1940, as amended.  The Board of Trustees has reviewed and approved the Advisor’s Code of Ethics.

PROXY VOTING POLICY

In accordance with a proxy voting policy approved by the Fund’s Board of Trustees, the Advisor votes proxies in a manner that it believes best serves the interest of Fund investors in their capacity as shareholders of a company. As the Fund’s investment advisor, the Advisor is primarily concerned with maximizing the value of the Fund’s investment portfolio.  Consequently, the Advisor has voted and will continue to vote the Fund’s proxies based on the principle of maximizing shareholder value.  From time to time, the Advisor may abstain from voting where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

All proxies are reviewed by the Advisor’s designated Proxy Officer.  The Proxy Officer votes the proxies in accordance with the result he or she believes is consistent with maximizing the return of the Fund’s investment portfolio.  As a general matter, the Advisor typically votes the Fund’s proxies in favor of routine corporate housekeeping proposals including the election of directors (where no corporate governance issues are implicated).  The Advisor generally votes against proposals for compensation plans deemed to be excessive.  For all other proposals, the Advisor foremost considers the economic benefit of the proposal to the Fund’s shareholders to determine whether the proposal is in the best interest of shareholders and may take into account the following factors, among others: (i) whether the proposal was recommended by management and the Advisor’s opinion of management; (ii) whether the proposals act to entrench existing management; and (iii) whether the proposal fairly compensates management for past and future performance.

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In the event a decision to vote a proxy cannot be addressed by the existing proxy voting policy, the Proxy Officer will consult with the Portfolio Manager to decide how to vote a proxy.  The Proxy Officer will periodically review new types of corporate governance issues and inform the principals of the Advisor regarding issues that are not clearly covered by the proxy voting policy.  Upon being so informed, the principals of the Advisor will decide upon appropriate policy changes.

Conflicts of Interest.  The Advisor is sensitive to conflicts of interest that may arise in the proxy decision making process.  In proxy voting, there are many potential conflicts of interest between management and shareholders.  The Advisor seeks to protect the interests of its clients independently of the views expressed by management of a portfolio company and is committed to resolving all conflicts in its clients’ collective best interest.  Material conflicts will be reviewed and resolved with outside counsel.

How to Obtain the Fund’s Voting Record.  Information regarding how the Advisor voted proxies relating to the Fund’s portfolio securities during the most recent 12-month period ending June 30 is available without charge by calling the Fund at (800) 528-3780, and on the SEC’s website at www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

Principal Shareholders.  As of January 31, 2014, the following persons were beneficial owners of 5% or more of the outstanding shares of the Predecessor Fund:

Name and Address	Percentage Ownership	Type of Ownership
[ ]	[ ]%	Record

[ ]	[ ]%	Record

[ ]	[ ]%	Record

[ ]	[ ]%	Record

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor of the Fund.  The Fund is advised by Aegis Financial Corporation (the “Advisor”), under an Investment Advisory Agreement initially approved by the Board of Trustees on October [21], 2013.  The Investment Advisory Agreement will continue in effect from year to year as long as the continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund, and (ii) by a vote of the majority of the Independent Trustees. The Advisor is a value-oriented investment firm founded in 1994.

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Each of the principals of the Advisor serves as an officer and director of the Advisor.  Scott L. Barbee serves as President and a director of the Advisor, and also holds those same positions with the Trust.  Sarah Q. Zhang serves as Secretary/Treasurer and Chief Compliance Officer of the Advisor, and also holds those same positions with the Trust.  Scott L. Barbee is the sole stockholder of the Advisor and is therefore considered to be a “controlling person” of the Advisor.

Advisory Services.  Under the Investment Advisory Agreement, the Advisor determines the composition of the Fund’s portfolio and supervises the investment management of the Fund.  The Advisor also provides investment research and research evaluation and makes and executes recommendations for the purchase and sale of securities.  The Advisor furnishes at its expense all personnel and office equipment necessary for performance of its obligations under the Investment Advisory Agreement and pays the compensation and expenses of the officers and trustees of the Fund who are affiliated with the Advisor.

The Fund will bear all of its other expenses, including but not limited to the expenses of rent; telecommunications expense; administrative personnel; interest expense; accounting and legal fees; taxes, registration and governmental fees; fees and expenses of the custodian and transfer agent; brokerage commissions; insurance; expenses of shareholder meetings; and the preparation, printing and distribution to existing shareholders of reports, proxies and prospectuses.

Investment Advisory Fees.  As compensation for its services to the Fund under the Investment Advisory Agreement, the Advisor is entitled to receive an annual advisory fee of 1.20% of the Fund’s average net assets.  The Fund pays the Advisor its advisory fee on a monthly basis, computed based on the average net assets for the preceding month.

As a means of reducing the Fund’s operating expense ratio, the Advisor has entered into an expense limitation agreement with the Fund pursuant to which the Advisor has agreed to waive fees and/or reimburse the Fund’s expenses through [April 30, 2015] in order to limit the Fund’s total operating expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to 1.50%.  The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the expense limitation agreement provided that such repayment does not cause the Fund’s total annual operating expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to exceed 1.50% and repayment is made within three years after the year in which the Advisor incurred the expense.

During its most recent fiscal years ended August 31, the Predecessor Fund paid the Advisor the following advisory fees:

	Advisory Fees Incurred	Fees Waived/Expenses Reimbursed by Advisor	Recouped Fees and Expenses	Net Fees Paid to the Advisor

August 31, 2013	$[ ]	$0	$0	$[ ]
August 31, 2012	$1,773,797	$0	$0	$1,773,797
August 31, 2011	$1,966,122	$0	$0	$1,966,122

The Fund’s custodian may apply credits against custodial fees in recognition of cash balances of the Fund held by the custodian. These credits may only be used to reduce the Fund’s expenses.  The credits will not be applied to reduce amounts payable to the Fund by the Advisor under its expense limitation agreement with the Fund.

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Advisory Agreement Approval.  The Investment Advisory Agreement was initially approved by a vote, cast in person, of the Board of Trustees, including a majority of the Trustees who are not parties to the Investment Advisory Agreement or Interested Persons of any such party, on October [21], 2013.

Potential Conflicts of Interest.  The Advisor has adopted policies and procedures that address conflicts of interest that may arise between a portfolio manager’s management of the Fund and his or her management of other funds and accounts.  Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of Fund trades, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities.  The Advisor has adopted policies and procedures that it believes are reasonably designed to address these conflicts.  However, there is no guarantee that such policies and procedures will be effective or that the Advisor will anticipate all potential conflicts of interest.

The Advisor may pay additional compensation (at its own expense and not as an expense of the Fund) to certain brokers, dealers or other financial intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing.

Compensation of the Portfolio Manager.  The Portfolio Manager of the Fund, Scott L. Barbee, is paid a salary by the Advisor.  The Portfolio Manager’s fixed salary is not based on the Fund or the other accounts achieving certain performance targets or certain asset values in their portfolios.  As the sole shareholder of the Advisor, Mr. Barbee also receives the overall profits of the Advisor.

Ownership of the Fund by the Portfolio Manager. Employees of the Advisor may personally own shares of the Fund.  As of August 31, 2013, Mr. Barbee beneficially owned shares of the Predecessor Fund worth over $1,000,000.

Other Accounts Managed by the Portfolio Manager.  Mr. Barbee is responsible for the day-to-day management of accounts other than the Fund.  Information regarding the other accounts managed by Mr. Barbee, including the number of accounts, the total assets in those accounts and the categorization of the accounts as of December 31, 2012, is set forth in the following table.

Other Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

DISTRIBUTOR

The Trust and the Advisor entered into a Distribution Agreement with Quasar Distributors, LLC (the “Distributor”), pursuant to which the Distributor serves as principal underwriter for the Fund.  Its principal business address is 615 East Michigan Street, Milwaukee, WI  53202.  U.S. Bank, N.A., USBFS and the Distributor are affiliates.  The Distributor sells the Fund’s shares on a best efforts basis.  Shares of the Fund are offered continuously.  Pursuant to the terms of the Distribution Agreement, the Advisor compensates the Distributor for the services that the Distributor provides to the Fund under the Agreement.  The Predecessor Fund did not pay any underwriting commissions to the Distributor during the Predecessor Fund’s fiscal year ended August 31, 2013.

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DISTRIBUTION PLAN

With respect to the Class A shares of the Fund, the Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”).  Pursuant to the Distribution Plan, the Fund may reimburse the Distributor for amounts paid by it of up to an aggregate maximum of 0.25% per annum of the Fund’s average daily net assets for actual expenses incurred in the distribution and promotion of the Class A shares of the Fund, including, but not limited to, the printing of Prospectuses, Statements of Additional Information, reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution-related expenses, or for providing ongoing services to shareholders.

The Distribution Plan may be terminated without penalty at any time by a vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the “Qualified Trustees”) or by a vote of a majority of the Class A outstanding voting securities of the Fund.  The Distribution Plan may be amended at any time by the Board, provided that (i) any material amendments to the Distribution Plan shall be effective only upon approval of the Board and a majority of the Qualified Trustees, pursuant to a vote cast in person at a meeting called for the purpose of voting on the amendment to the Distribution Plan, and (ii) any amendment which increases materially the amount which may be spent by the Fund pursuant to the Distribution Plan shall be effective only upon the additional approval a majority of the Class A outstanding voting securities of the Fund.

Administration of the Distribution Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the amount and purpose of expenses which are made, that the Board, including a majority of the Qualified Trustees, approve all agreements implementing the Distribution Plan, and that the Distribution Plan may be continued from year-to-year only if the Board, including a majority of the Qualified Trustees, concludes at least annually that continuation of the Distribution Plan is likely to benefit shareholders.

The Class A shares of the Fund had not commenced operations prior to the date of this SAI, and thus the Fund has not yet made any payments under the Distribution Plan.

FUND ADMINISTRATOR AND TRANSFER AGENT

Effective as of March 5, 2012, U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as administrator (the “Administrator”) to the Fund.  In connection with its duties as administrator, USBFS prepares and maintains the books, accounts and other documents required by the 1940 Act, calculates the Fund’s net asset value, responds to shareholder inquiries, prepares the Fund’s financial statements, prepares reports and filings with the SEC and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains the Fund’s financial accounts and records and generally assists in all aspects of the Fund’s operations.

USBFS acts as the Fund’s transfer agent and dividend disbursing agent.  USBFS also serves as fund accountant for the Fund.  During the fiscal year ended August 31, 2013, the Predecessor Fund paid the following amount to USBFS for fund administration services:

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Fees paid for fiscal year ended August 31, 2013	Fees paid for fiscal period from March 5, 2012 to August 31, 2012
$[ ]	$135,676

Prior to March 5, 2012, another service provider served as administrator to the Predecessor Fund under a prior administration agreement. The Predecessor Fund paid the prior fund administrator a fee computed at an annual rate of the daily net assets of the Fund, subject to a minimum annual fee for these services.  Such fee does not include certain out-of-pocket and other expenses.  For these services, the Predecessor Fund paid the following fees to the previous administrator:

Fees paid for fiscal period from September 1, 2011 to March 4, 2012	Fees paid for fiscal year ended August 31, 2011
$73,043	$163,843

CUSTODIAN

U.S. Bank, N.A. (the “Custodian”), 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53202, an affiliate of U.S. Bancorp Fund Services, LLC, serves as custodian of the assets of the Fund pursuant to a Custody Agreement.  Under the Custody Agreement, the Custodian has agreed to (i) maintain a separate account in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties; and (v) make periodic reports to the Fund concerning the Fund’s operations.  USBFS, the Distributor and the Custodian are affiliates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[   ] serves as the Fund’s independent registered public accounting firm and performs an annual audit of the Fund’s financial statements.  [   ]’s address is [   ].

BROKERAGE ALLOCATION

Portfolio Transactions. As provided in its Investment Advisory Agreement, the Advisor is responsible for the Fund’s portfolio decisions and the placing of portfolio transactions.  Purchase and sale orders for portfolio securities may be effected through brokers who charge a commission for their services.

The aggregate brokerage commissions paid by the Predecessor Fund for the following fiscal periods are shown in the table below.

Fiscal Year Ended August 31, 2013	Brokerage Fees Paid Fiscal Year Ended August 31, 2012	Fiscal Year Ended August 31, 2011
$[ ]	$89,032	$138,893

The Predecessor Fund experienced a significant decrease in brokerage commissions paid from the fiscal year ended August 31, 2011 to the fiscal year ended August 31, 2012, which was attributable to a decreased portfolio turnover rate.

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While the Advisor seeks reasonably competitive rates, it does not necessarily pay the lowest commission or spreads available.  Transactions in smaller company shares may involve specialized services on the part of the broker and thus entail higher commissions or spreads than would be paid in transactions involving more widely traded securities. [For the fiscal year ended August 31, 2013, the Predecessor Fund did not pay brokerage commissions to brokers who also provided research services.]

The Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction.

[As of the fiscal year ended August 31, 2013, the Predecessor Fund did not hold securities of its regular brokers and dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.]

Brokerage Selection.  The Advisor has full brokerage discretion. The Advisor evaluates the range and quality of a broker’s services in placing trades such as securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under Section 28(e) of the Securities Exchange Act of 1934, as amended, the Advisor may give consideration to research services furnished by brokers to the Advisor for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Advisor’s own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Advisor accounts, although a particular client may not benefit from all the research received on each occasion. Investment advisory fees are not reduced by reason of receipt of research services. Most of the brokerage commissions for research are for investment research on specific companies or industries. And, because the Advisor will follow a limited number of securities most of the commission dollars spent research will directly benefit clients and the Fund’s investors.

For the fiscal year ended August 31 2013, the Predecessor Fund paid the following brokerage commissions to brokers who also provided research services.  The dollar values of the securities traded for the fiscal year ended August 31, 2013 are shown in the following table.

Commissions Paid for Soft-Dollar Arrangements	Dollar Value of Securities Traded
$[ ]	$[ ]

The Advisor does not take into account the sale of Fund shares when selecting brokers to execute portfolio transactions. No affiliate of the Fund receives reciprocal business in connection with its portfolio transactions.

The Board of Trustees will review from time to time information on the Fund’s portfolio transactions.  The Board will also review information concerning the prevailing level of spreads and commissions charged by qualified brokers.

ORGANIZATION AND SHARES OF BENEFICIAL INTEREST

Organization.  The Trust is a Delaware statutory trust organized on July 11, 2003 consisting of two series. The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund.  The first series commenced operations on January 1, 2004.   The Trust’s second series – the Fund – commenced operations on [         ], 2014. The Fund currently offers two classes of shares – Class I and Class A.  The Trustees may, from time to time, establish additional series or classes of shares without the approval of shareholders.  The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

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Class I shares held by a shareholder that is no longer eligible to own such shares may be converted to Class A shares from time to time upon written instruction from the Fund to the Fund’s transfer agent, provided that (1) the shareholder is given prior notice of the proposed conversion and (2) the conversion is effected on the basis of the relative net asset values of the two Classes without the imposition of any sales load, exchange fee or other charge.

Shareholders who hold Class A shares that are eligible to own Class I shares may convert their Class A shares into Class I shares by providing notice to the Fund, as described in the Prospectus.  If the shares are held in an account at a financial intermediary, the conversion is subject to the criteria described in the prospectus, including that the intermediary may separately charge a fee to the shareholder for such conversion.  Any such conversion will occur at the respective net asset values of the share Classes next calculated after the Fund’s receipt of the shareholder’s request in good order.

Shares of Beneficial Interest.  The Trust is authorized to issue an unlimited number of shares of beneficial interest.  The Trust has registered an indefinite number of Fund shares under Rule 24f-2 of the 1940 Act.  Each share has one vote and is freely transferable; shares represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights except that expenses allocated to a class of shares may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class.  The shares, when issued and paid for in accordance with the terms of the prospectus, are deemed to be fully paid and non-assessable.  Shares have no preemptive, cumulative voting, subscription or conversion rights.  Shares can be issued as full shares or as fractions of shares.  A fraction of a share has the same kind of rights and privileges as a full share on a pro-rata basis.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase Orders — General Policies.  The Fund determines its net asset value as described in the Prospectus.  The Fund reserves the right to reject any specific purchase order in its sole discretion.  The Fund also reserves the right to suspend the offering of Fund shares.   You may only purchase shares if the Fund is eligible for sale in your state or jurisdiction.

Class I Shares — Purchases Not Subject to a Sales Charge.  Class I shares of the Fund are offered at net asset value directly by the Fund or through various intermediary arrangements.

Class A Shares — Purchases Subject to an Initial Sales Charge.  Class A shares of the Fund require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) of up to 0.25% of average daily net assets that are assessed against the shares of the Fund. Class A shares of the Fund are offered directly by the Fund or through various intermediary arrangements.

If you purchase Class A shares of the Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows (with the dealer reallowance shown in the far right column):

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Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment*	Dealer Compensation as a % of Offering Price
Less than $100,000	3.75%	3.90%	3.75%
$100,000 but less than $250,000	3.25%	3.36%	3.25%
$250,000 but less than $500,000	2.25%	2.30%	2.25%
$500,000 but less than $1 million	1.75%	1.78%	1.75%
$1 million and above	0.00%**	0.00%	0.00%***
*	Rounded to the nearest one-hundredth percent.
**
As shown, investors that purchase Class A shares at the $1 million breakpoint will not pay any initial sales charge on the purchase.  However, any Class A shares purchased at the $1 million breakpoint will, subject to certain exceptions, be subject to a deferred sales charge of 1.00% when redeemed within 2 years of purchase.

***	The Advisor pays through the Distributor 1.00% of the Offering Price as compensation to dealers.

Class A Shares — Purchases Subject to a Contingent Deferred Sales Charge (but not an Initial Sales Charge). Shareholders who invest $1,000,000 or more in Class A shares do not pay an initial sales charge.  The Advisor pays 1.00% as a commission to dealers who initiate and are responsible for purchases of Class A shares of $1,000,000 or more.

If the shareholder redeems the shares within two years after purchase, a deferred sales charge of 1.00% will, subject to certain exceptions, be charged and paid to the Distributor (please see the section in the Prospectus entitled “Description of Classes - Reduction or Waiver of Deferred Sales Charge Applicable to Class A Shares” for more information).  Any applicable CDSC will be based on the original cost of the shares.  Because the Advisor finances the up-front commission paid to dealers who are responsible for purchases of Class A shares of $1,000,000 or more, the Distributor reimburses the Advisor the 1.00% deferred sales charge paid by shareholders redeeming within two years after purchase.  Shares not subject to a Contingent Deferred Sales Charge will be sold first.

Class A Sales Charge Information. Class A shares of the Fund were not offered prior to the date of this SAI, and as a result the Distributor of the Funds has not received any sales charges from investors on sales of Class A shares.

Class A Shares Conversion.  Shareholders may be able to convert Class A shares to Class I shares of the Fund, if they satisfy the eligibility requirements for Class I shares described in the Prospectus.  Please contact your financial intermediary for additional information on how to convert your Class A shares into Class I shares.  For federal income tax purposes, a conversion between share classes of the same Fund is considered a non-taxable event.

Reduction or Waiver of Sales Charge.  The Fund offers shareholders various programs through which shareholders may obtain reduced sales charges through participation in such programs.  In order for shareholders to take advantage of the reductions available through the combined purchase privilege, rights of accumulation and letters of intent, the Fund must be notified by the shareholder or his or her financial intermediary that they qualify for such a reduction.  If the Fund is not notified that a shareholder is eligible for these reductions, the Fund will be unable to ensure that the reduction is applied to the shareholder’s account.

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Redemptions.  Shares may be redeemed at net asset value, as outlined in the Prospectus.  The Fund has elected to be governed by Rule 18f-1 of the 1940 Act pursuant to which the Fund is obligated during any 90-day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period.  Should a redemption exceed such limitation, the Fund may deliver, in lieu of cash, securities from its portfolio.  The securities delivered will be selected at the sole discretion of the Fund, will not necessarily be representative of the entire portfolio and may be securities which the Fund would otherwise sell.  The redeeming shareholder will usually incur brokerage costs in subsequently converting the securities to cash.

The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined.  See the “Net Asset Value” section of the Prospectus.

Pricing of Shares.  The purchase and redemption price of Fund shares is based on the Fund’s next determined net asset value per share.  See “How to Purchase Shares” and “How to Redeem Shares” in the Prospectus.

Arrangements Permitting Frequent Purchases and Redemptions of Fund Shares.  The Fund has no arrangements with any party permitting frequent purchases and redemptions of Fund shares.  The Fund is intended for long-term investment and discourages frequent purchases and redemptions of Fund shares that are counter to the interests of all the Fund’s shareholders.

TAX STATUS

The information set forth in the Prospectus and the following discussion relate solely to U.S. federal income tax law and assumes that the Fund qualifies to be taxed as a regulated investment company (as discussed below).  Such information is only a summary of certain key federal income tax considerations and is based on current law.  No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or its shareholders.  Investors are encouraged to consult their own tax advisors with respect to the specific tax consequences of being a shareholder in the Fund, including the effect and applicability of federal, state, local and foreign tax laws to their own particular situations.

General.  The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code, and if so qualified, will not be subject to federal income taxes to the extent its earnings are timely distributed.  To qualify, the Fund must comply with certain requirements relating to, among other things, the source of its income and the diversification of its assets.  The Fund must also annually distribute at least 90% of its investment company taxable income.

Should the Fund not qualify as a “regulated investment company” under Subchapter M, the Fund would be subject to federal income taxes on its earnings whether or not such earnings were distributed to shareholders.  Payment of income taxes by the Fund would reduce the Fund’s net asset value and result in lower returns to the Fund’s shareholders.

The Fund also intends to make distributions as required by the Internal Revenue Code to avoid the imposition of a non-deductible 4% excise tax.  The Fund must distribute during each calendar year (i) 98% of its ordinary income for such calendar year, (ii) 98.2% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund’s actual taxable year ending December 31, if elected) and (iii) certain other amounts not distributed in previous years.

The Fund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s undistributed investment company taxable income and net capital gain.  This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax.  This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income reflected in the value of the Fund’s shares; the total return on a shareholder’s investment will not be reduced as a result of the Fund’s distribution policy.  Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

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As of August 31, 2013, the Predecessor Fund had the following capital loss carryovers and expirations.

[insert from Annual Report, if applicable]

The Fund is permitted to invest its assets in foreign securities.  Some foreign countries withhold income taxes from dividend payments to investors.  The Fund either cannot recoup these tax payments in some cases, or can only receive refunds of withheld taxes after a lengthy application process.  It is not anticipated that tax withholdings on foreign dividends will have a material effect on the Fund’s investment performance.

FINANCIAL STATEMENTS

The Predecessor Fund completed its latest fiscal year of operation on August 31, 2013.  Financial statements audited by [   ], the Fund’s independent registered public accounting firm, are included in the Annual Report to Shareholders of the Fund for the fiscal year ended August 31, 2013 and are incorporated herein by reference.  To obtain a copy of the Predecessor Fund’s Prospectus or the Annual Report to Shareholders, please call (800) 528-3780.

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The Aegis Funds

Part C

OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Certificate of Trust - Incorporated by reference to the initial registration statement on Form N-1A as filed with the Securities and Exchange Commission on July 11, 2003.

	(2)	Declaration of Trust - Incorporated by reference to the initial registration statement on Form N-1A as filed with the Securities and Exchange Commission on July 11, 2003.

(b)		By-Laws - Incorporated by reference to Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on April 27, 2007.

(c)		Not Applicable.

(d)	(1)
Investment Advisory Agreement between The Aegis Funds and Aegis Financial Corporation relating to the Aegis High Yield Fund - Incorporated by reference to Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on April 27, 2007.

	(2)	Investment Advisory Agreement between The Aegis Funds and Aegis Financial Corporation relating to the Aegis Value Fund – to be filed by amendment.

(e)	(1)
Distribution Agreement between The Aegis Funds and Quasar Distributors, LLC – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

	(2)	Amendment to the Distribution Agreement – Incorporated by reference to Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on August 22, 2012.

	(3)	Second Amendment to the Distribution Agreement – to be filed by amendment.

(f)		Not Applicable.

(g)	(1)
Custody Agreement between The Aegis Funds and U.S. Bank National Association – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

	(2)
First Amendment to the Custody Agreement between The Aegis Funds and U.S. Bank National Association – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

	(3)	Second Amendment to the Custody Agreement between The Aegis Funds and U.S. Bank National Association – to be filed by amendment.

(h)	(1)
Fund Administration Servicing Agreement between The Aegis Funds and U.S. Bancorp Fund Services, LLC  – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

	(2)	Amendment to the Fund Administration Servicing Agreement – to be filed by amendment.

	(3)
Fund Accounting Servicing Agreement between The Aegis Funds and U.S. Bancorp Fund Services, LLC  – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

	(4)	Amendment to the Fund Accounting Servicing Agreement – to be filed by amendment.

(5)
Transfer Agent Servicing Agreement between The Aegis Funds and U.S. Bancorp Fund Services, LLC  – Incorporated by reference to Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 27, 2012.

	(6)	Amendment to the Transfer Agent Servicing Agreement – to be filed by amendment.

(7)
Expense Limitation Agreement with Aegis Financial Corporation relating to the Aegis High Yield Fund – Incorporated by reference to Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on August 22, 2012.

	(8)	Expense Limitation Agreement with Aegis Financial Corporation relating to the Aegis Value Fund – to be filed by amendment.

	(9)	Power of Attorney of V. Scott Soler - Incorporated by reference to Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on April 27, 2007.

(10)
Power of Attorney of David A. Giannini - Incorporated by reference to the power of attorney filed with Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on April 28, 2006.

(11)
Power of Attorney of Eskander Matta - Incorporated by reference to the power of attorney filed with Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission on December 30, 2003.

(i)		Legal Opinion and Consent – to be filed by amendment.

(j)		Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(k)		Not Applicable.

(l)		Initial Capital Agreement - Incorporated by reference to Pre-effective Amendment No. 1 filed with the Securities and Exchange Commission on December 30, 2003.

(m)		Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1– to be filed by amendment.

(n)		Rule 18f-3 Multiple Class Plan – to be filed by amendment.

(o)		Reserved.

(p)	(1)	Code of Ethics of Registrant - Incorporated by reference to Pre-effective Amendment No. 1 filed with the Securities and Exchange Commission on December 30, 2003.

	(2)	Code of Ethics of Aegis Financial Corporation - Incorporated by reference to Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on April 27, 2007.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is directly or indirectly controlled by, or under common control with, the Registrant.

ITEM 30. INDEMNIFICATION

Reference is made to Article VII Section 3 in the Declaration of Trust of Aegis Funds (the “Registrant”) which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR AND THEIR OFFICERS AND DIRECTORS

Scott L. Barbee has been officer and director of the Investment Advisor. Sarah Q. Zhang has been officer of the Investment Advisor.  There have been no other connections of a substantial nature in which the officers or directors of the Investment Advisor have been involved during the last two years.

ITEM 32. PRINCIPAL UNDERWRITER

(a)   Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	IronBridge Funds, Inc.
Advisors Series Trust	Jacob Funds, Inc.
Aegis Funds	Jensen Portfolio, Inc.
Aegis Value Fund, Inc.	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	KKR Alternative Corporate Opportunities Fund P
Alpine Equity Trust	KKR Series Trust
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Investment Funds	LoCorr Investment Trust
Artio Select Opportunities Fund, Inc.	Loeb King Trust
Barrett Opportunity Fund, Inc.	Lord Asset Management Trust
Brandes Investment Trust	MainGate Trust
Brandywine Blue Fund, Inc.	Managed Portfolio Series
Brandywine Fund, Inc.	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Family of Funds, Inc.
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
Country Mutual Funds Trust	PRIMECAP Odyssey Funds
Cushing Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
Glenmede Fund, Inc.	Thompson IM Funds, Inc.

Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street Fund, Inc.
Hennessy Funds, Inc.	Westchester Capital Funds
Hennessy Mutual Funds, Inc.	Wexford Trust/PA
Hennessy SPARX Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust	YCG Funds

(b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)   Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained: (i) at the offices of the Registrant located at, 6862 Elm Street, Suite 830, McLean, Virginia 22201; (ii) at the offices of the Registrant’s Custodian located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212; and (iii) at the offices of the Registrant’s Transfer Agent, Administrator and Accountant at 615 East Michigan Street, Milwaukee, WI, 53202.

ITEM 34. MANAGEMENT SERVICES
Not applicable.

ITEM 35. UNDERTAKINGS.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of McLean in the Commonwealth of Virginia on October 25, 2013.

THE AEGIS FUNDS

By: /s/ Scott L. Barbee
Scott L. Barbee
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Scott L. Barbee	President, Trustee	October 25, 2013
Scott L. Barbee	(Principal Executive Officer)

/s/ Sarah Q. Zhang	Secretary, Treasurer	October 25, 2013
Sarah Q. Zhang	(Principal Financial Officer)

Eskander Matta*	Trustee	October 25, 2013
Eskander Matta

David A. Giannini*	Trustee	October 25, 2013
David A. Giannini

V. Scott Soler*	Trustee	October 25, 2013
V. Scott Soler

* By: /s/ Scott L. Barbee
Scott L. Barbee
Attorney-in-Fact pursuant to the Powers of Attorney previously filed and incorporated by reference.